UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2007

Item 1. Reports to Stockholders

Fidelity®

Balanced

Fund

Semiannual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Notes to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Notes to Shareholders:

As discussed in prior shareholder reports, the fund changed its investment approach in the way it invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade securities. Central funds are Fidelity mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market sector, such as corporate bonds or mortgage-backed securities. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt by investing directly in central funds. Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them.

It's important to point out that investing in central funds does not impact the fund's investment objective or risk profile, only the mechanics of how we manage its investment portfolio. The portfolio managers continue to be responsible for choosing appropriate investments for their funds, whether they elect to purchase shares of a central fund or individual securities. Fidelity does not charge any additional management fees for central funds.

Investing in central funds does change the way this report presents the fund's holdings. The Investments section continues to list direct investments of the fund, including each central fund. However, many of the individual investment-grade debt securities previously held by the fund were transferred to the central funds, so they are no longer directly held and thus not listed. Information on the underlying holdings of the fixed-income central funds is available at fidelity.com, and the financial statements are available upon request.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Actual	$ 1,000.00	$ 1,085.00	$ 3.21
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.72	$ 3.11

* Expenses are equal to the Fund's annualized expense ratio of .62%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments of each Fidelity Central Fund.
Top Five Stocks as of February 28, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
National Oilwell Varco, Inc.	1.8	1.7
AT&T, Inc.	1.7	0.8
Valero Energy Corp.	1.2	0.9
Bank of America Corp.	1.1	1.1
Altria Group, Inc.	1.0	1.1
	6.8
Top Five Bond Issuers as of February 28, 2007
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	10.3	9.0
U.S. Treasury Obligations	6.7	11.0
Freddie Mac	3.4	2.6
Government National Mortgage Association	0.5	0.7
Credit Suisse First Boston Mortgage Securities Corp.	0.2	0.0
	21.1
Top Five Market Sectors as of February 28, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.9	16.8
Information Technology	9.6	9.6
Energy	9.2	7.9
Industrials	7.9	8.4
Consumer Discretionary	7.0	6.1
Asset Allocation (% of fund's net assets)
As of February 28, 2007*		As of August 31, 2006**
	Stocks 65.1%		Stocks 64.2%
	Bonds 40.0%		Bonds 37.1%
	Convertible Securities 0.2%		Convertible Securities 0.3%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets(dagger) (5.4)%		Short-Term Investments and Net Other Assets(dagger) (1.7)%
* Foreign investments	10.8%	** Foreign investments	10.1%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

For an unaudited list of holdings for each Fidelity Fixed-Income Central Fund, visit fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 0.1%
Gentex Corp.	920,600	$ 15,383
Automobiles - 0.1%
Coachmen Industries, Inc.	764,400	8,271
Renault SA	122,000	14,513
Winnebago Industries, Inc.	322,142	10,476
		33,260
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	453,164	21,430
Career Education Corp. (a)	921,100	27,246
Carriage Services, Inc. Class A	619,000	4,339
Service Corp. International	2,002,800	23,493
Stewart Enterprises, Inc. Class A	184,349	1,458
		77,966
Hotels, Restaurants & Leisure - 0.9%
Aristocrat Leisure Ltd.	667,889	8,841
Carnival Corp. unit	184,800	8,578
Gaylord Entertainment Co. (a)	262,900	14,189
Greek Organization of Football Prognostics SA	374,400	13,229
McDonald's Corp.	1,793,850	78,427
OSI Restaurant Partners, Inc.	451,500	18,060
Royal Caribbean Cruises Ltd.	374,500	15,178
Six Flags, Inc.	215,300	1,333
Starbucks Corp. (a)	221,100	6,832
Vail Resorts, Inc. (a)	315,300	16,383
WMS Industries, Inc. (a)	702,000	26,276
Yum! Brands, Inc.	242,500	14,050
		221,376
Household Durables - 0.7%
Black & Decker Corp.	96,800	8,157
Champion Enterprises, Inc. (a)(f)	549,700	4,359
Cyrela Brazil Realty SA	1,366,800	12,666
D.R. Horton, Inc.	327,360	8,305
Fortune Brands, Inc.	23,000	1,849
Furniture Brands International, Inc.	552,200	8,857
La-Z-Boy, Inc.	941,100	12,950
Leggett & Platt, Inc.	766,210	18,251
Sealy Corp., Inc.	341,700	5,894
Snap-On, Inc.	161,200	8,076
Sony Corp. sponsored ADR	417,500	21,618
Standard Pacific Corp.	367,300	9,377
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	334,500	$ 18,588
Whirlpool Corp.	369,100	32,558
		171,505
Leisure Equipment & Products - 0.2%
Brunswick Corp.	64,500	2,106
Callaway Golf Co.	244,100	3,686
Eastman Kodak Co.	709,600	16,945
MarineMax, Inc. (a)	637,746	14,541
		37,278
Media - 1.9%
Clear Channel Outdoor Holding, Inc. Class A (a)	734,558	20,362
Comcast Corp. Class A (special) (non-vtg.) (a)	738,300	18,790
DreamWorks Animation SKG, Inc. Class A (a)	603,100	16,169
EchoStar Communications Corp. Class A (a)	484,000	19,650
Getty Images, Inc. (a)	354,500	18,594
Lamar Advertising Co. Class A (f)	407,000	26,068
Liberty Global, Inc. Class A (a)	535,107	15,406
Live Nation, Inc. (a)	2,835,462	65,613
McGraw-Hill Companies, Inc.	275,700	17,813
Naspers Ltd. Class N sponsored ADR	470,700	11,104
News Corp. Class A	277,912	6,261
Omnicom Group, Inc.	133,400	13,822
R.H. Donnelley Corp.	236,600	16,929
Radio One, Inc. Class D (non-vtg.) (a)	493,804	3,476
Regal Entertainment Group Class A	414,600	8,860
Salem Communications Corp. Class A	49,158	588
Time Warner, Inc.	5,647,800	114,933
Valassis Communications, Inc. (a)	794,466	13,220
Virgin Media, Inc.	1,084,504	28,425
		436,083
Multiline Retail - 0.7%
Family Dollar Stores, Inc.	1,116,900	32,357
Federated Department Stores, Inc.	748,500	33,428
Fred's, Inc. Class A	1,003,800	13,732
JCPenney Co., Inc.	255,400	20,715
Retail Ventures, Inc. (a)	207,600	4,225
Sears Holdings Corp. (a)	178,500	32,175
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Target Corp.	257,500	$ 15,844
Tuesday Morning Corp.	896,670	14,114
		166,590
Specialty Retail - 1.1%
AnnTaylor Stores Corp. (a)	202,700	7,194
Build-A-Bear Workshop, Inc. (a)(f)	502,100	13,306
DCM Japan Holdings Co. Ltd. (a)(f)	1,382,640	12,907
Eddie Bauer Holdings, Inc. (a)	722,000	6,368
Gamestop Corp. Class A (a)	601,000	31,504
Guitar Center, Inc. (a)	101,300	4,438
Hibbett Sports, Inc. (a)	409,598	12,771
Home Depot, Inc.	1,102,000	43,639
OfficeMax, Inc.	346,200	17,968
Pacific Sunwear of California, Inc. (a)	774,525	13,941
PETsMART, Inc.	709,423	21,503
RadioShack Corp.	917,900	22,920
Sally Beauty Holdings, Inc. (a)	344,480	3,118
Staples, Inc.	998,766	25,988
The Men's Wearhouse, Inc.	152,000	6,731
TJX Companies, Inc.	417,400	11,479
		255,775
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. (a)	18,400	526
Liz Claiborne, Inc.	23,000	1,035
NIKE, Inc. Class B	184,300	19,254
		20,815
TOTAL CONSUMER DISCRETIONARY		1,436,031
CONSUMER STAPLES - 4.2%
Beverages - 0.2%
Anadolu Efes Biracilk Ve Malt Sanyii AS	198,027	6,131
Cott Corp. (a)	501,900	7,029
Fomento Economico Mexicano SA de CV sponsored ADR	136,100	15,012
Pernod Ricard SA	43,220	8,922
Remy Cointreau SA	124,334	8,245
		45,339
Food & Staples Retailing - 0.9%
CVS Corp.	1,172,300	36,822
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	708,100	$ 18,177
Rite Aid Corp.	3,023,800	18,052
Safeway, Inc.	576,400	19,926
Sysco Corp.	436,600	14,390
Wal-Mart de Mexico SA de CV Series V	1,082,000	4,182
Wal-Mart Stores, Inc.	1,346,200	65,021
Walgreen Co.	443,600	19,833
Winn-Dixie Stores, Inc. (a)	633,865	12,291
		208,694
Food Products - 0.8%
Bunge Ltd.	290,000	23,014
Cermaq ASA	668,200	12,528
Chiquita Brands International, Inc.	871,967	12,644
Corn Products International, Inc.	901,600	28,824
General Mills, Inc. (f)	339,800	19,151
Global Bio-Chem Technology Group Co. Ltd.	14,582,000	4,013
Groupe Danone	4,600	729
Kellogg Co.	272,100	13,583
Koninklijke Numico NV	202,600	10,446
Marine Harvest ASA (a)	19,762,000	24,164
Nestle SA (Reg.)	46,424	17,294
Smithfield Foods, Inc. (a)	386,700	11,296
Tyson Foods, Inc. Class A	592,000	10,804
		188,490
Household Products - 1.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	762,637	10,692
Central Garden & Pet Co. (a)	1,240,000	17,298
Colgate-Palmolive Co.	555,700	37,432
Procter & Gamble Co.	2,606,132	165,463
		230,885
Personal Products - 0.3%
Avon Products, Inc.	1,552,800	56,926
Playtex Products, Inc. (a)	1,167,800	16,011
		72,937
Tobacco - 1.0%
Altadis SA (Spain)	186,100	9,442
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.	2,815,100	$ 237,257
Japan Tobacco, Inc.	736	3,347
		250,046
TOTAL CONSUMER STAPLES		996,391
ENERGY - 8.2%
Energy Equipment & Services - 4.9%
Baker Hughes, Inc.	583,600	37,998
BJ Services Co.	638,154	17,096
Cameron International Corp. (a)	689,950	39,113
GlobalSantaFe Corp.	369,400	21,289
Halliburton Co.	3,780,300	116,736
Hanover Compressor Co. (a)	567,000	12,446
Nabors Industries Ltd. (a)	2,503,488	75,005
NATCO Group, Inc. Class A (a)	326,815	11,324
National Oilwell Varco, Inc. (a)	6,178,777	430,285
Noble Corp.	338,800	23,791
Parker Drilling Co. (a)	1,082,390	9,276
Pride International, Inc. (a)	5,638,543	162,390
Smith International, Inc.	1,196,800	49,069
Superior Energy Services, Inc. (a)	506,300	15,518
Transocean, Inc. (a)	249,800	19,155
Universal Compression Holdings, Inc. (a)	173,700	11,629
W-H Energy Services, Inc. (a)	289,100	12,142
Weatherford International Ltd. (a)	2,375,426	95,373
Willbros Group, Inc. (a)	156,000	3,401
		1,163,036
Oil, Gas & Consumable Fuels - 3.3%
Alpha Natural Resources, Inc. (a)	732,200	10,566
Aurora Oil & Gas Corp. (a)(g)	4,982,742	12,258
Cabot Oil & Gas Corp.	286,100	19,329
Cameco Corp.	13,800	510
Chesapeake Energy Corp.	909,600	27,734
Ellora Energy, Inc. (a)(h)	1,529,700	18,356
Energy Partners Ltd. (a)	980,700	21,281
EOG Resources, Inc.	378,400	25,633
Evergreen Energy, Inc. (a)(f)	1,012,600	7,949
Foundation Coal Holdings, Inc.	554,400	18,251
Goodrich Petroleum Corp.	265,800	9,093
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Helix Energy Solutions Group, Inc. (a)	406,600	$ 13,650
International Coal Group, Inc. (a)	1,631,107	8,335
Mariner Energy, Inc. (a)	676,700	12,519
Massey Energy Co.	645,200	15,653
Noble Energy, Inc.	183,800	10,581
OMI Corp.	339,700	7,565
Petrohawk Energy Corp. (a)	230,300	2,757
Petroleum Development Corp. (a)	183,500	9,610
Plains Exploration & Production Co. (a)	414,400	18,909
Quicksilver Resources, Inc. (a)	741,000	28,580
Range Resources Corp.	1,096,200	35,002
Southwestern Energy Co. (a)	781,200	30,467
Suncor Energy, Inc.	165,900	11,765
SXR Uranium One, Inc. (a)	1,785,600	25,863
Tesoro Corp.	115,100	10,490
Ultra Petroleum Corp. (a)	874,300	44,423
Uramin, Inc. (a)	736,400	3,443
Valero Energy Corp.	4,915,000	283,350
Western Oil Sands, Inc. Class A (a)	124,400	3,398
Williams Companies, Inc.	602,000	16,236
		763,556
TOTAL ENERGY		1,926,592
FINANCIALS - 14.4%
Capital Markets - 1.9%
American Capital Strategies Ltd.	569,100	25,314
Ameriprise Financial, Inc.	212,440	12,419
Bank of New York Co., Inc.	1,078,600	43,813
Credit Suisse Group sponsored ADR	252,300	17,472
E*TRADE Financial Corp.	2,164,900	49,988
Franklin Resources, Inc.	129,000	15,143
Goldman Sachs Group, Inc.	162,700	32,800
Investors Financial Services Corp.	123,796	7,247
Janus Capital Group, Inc.	161,300	3,428
Julius Baer Holding AG (Bearer)	69,093	8,736
Lazard Ltd. Class A	787,900	40,569
Lehman Brothers Holdings, Inc.	106,200	7,784
MarketAxess Holdings, Inc. (a)	92,168	1,292
Mellon Financial Corp.	265,800	11,544
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.	1,157,700	$ 96,876
Northern Trust Corp.	296,100	17,855
State Street Corp.	386,200	25,300
UBS AG (Reg.)	478,618	28,258
		445,838
Commercial Banks - 2.5%
ABN-AMRO Holding NV sponsored ADR	209,400	7,350
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (f)	1,321,400	32,189
Banco Nossa Caixa SA	715,600	13,499
Bank of Montreal	165,800	10,031
Barclays PLC	299,500	4,382
Colonial Bancgroup, Inc.	912,900	23,580
Commerce Bancorp, Inc., New Jersey	359,298	12,008
Erste Bank AG	22,900	1,702
Hanmi Financial Corp.	687,600	13,429
Nara Bancorp, Inc.	443,121	8,202
National Australia Bank Ltd.	640,064	20,319
PNC Financial Services Group, Inc.	839,100	61,514
R&G Financial Corp. Class B	508,100	2,769
Societe Generale Series A	96,668	16,290
SVB Financial Group (a)	181,400	8,762
Swedbank AB (A Shares)	55,300	1,902
Synovus Financial Corp.	443,400	14,353
UCBH Holdings, Inc.	1,555,878	29,655
UMB Financial Corp.	9,200	347
Unicredito Italiano Spa	1,875,200	17,383
UnionBanCal Corp.	82,800	5,065
W Holding Co., Inc.	1,867,064	9,970
Wachovia Corp.	2,295,486	127,101
Wells Fargo & Co.	3,272,300	113,549
Wilshire Bancorp, Inc.	740,724	12,622
Wintrust Financial Corp.	420,037	19,254
Zions Bancorp	45,994	3,927
		591,154
Consumer Finance - 0.3%
American Express Co.	535,500	30,454
Capital One Financial Corp.	546,000	42,086
ORIX Corp.	50,100	13,711
		86,251
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 3.1%
Bank of America Corp.	4,993,336	$ 254,011
Citigroup, Inc.	2,640,404	133,076
FirstRand Ltd.	2,591,800	8,587
JPMorgan Chase & Co.	4,443,600	219,514
Kotak Mahindra Bank Ltd. sponsored GDR (h)	416,376	3,996
Moody's Corp.	138,000	8,931
PICO Holdings, Inc. (a)(f)	2,164,638	91,132
The NASDAQ Stock Market, Inc. (a)	92,100	2,757
TSX Group, Inc.	92,100	3,847
		725,851
Insurance - 3.3%
ACE Ltd.	1,066,200	59,878
AFLAC, Inc.	656,700	30,996
American International Group, Inc.	3,077,731	206,516
Aspen Insurance Holdings Ltd.	1,035,600	27,443
Assurant, Inc.	486,447	26,001
Axis Capital Holdings Ltd.	152,400	5,153
Endurance Specialty Holdings Ltd.	446,500	15,833
Fidelity National Financial, Inc. Class A	442,200	10,613
First American Corp., California	36,700	1,730
Hartford Financial Services Group, Inc.	573,800	54,259
IPC Holdings Ltd.	345,400	10,037
MBIA, Inc.	110,400	7,338
MetLife, Inc.	660,000	41,679
MetLife, Inc. unit	689,000	22,027
Montpelier Re Holdings Ltd.	637,400	11,097
National Financial Partners Corp.	281,000	12,971
Navigators Group, Inc. (a)	179,600	8,926
PartnerRe Ltd.	324,000	22,512
Platinum Underwriters Holdings Ltd.	436,900	13,959
Prudential Financial, Inc.	727,300	66,141
T&D Holdings, Inc.	359,750	25,913
The Travelers Companies, Inc.	785,000	39,847
Universal American Financial Corp. (a)	876,615	16,822
Willis Group Holdings Ltd.	115,100	4,569
XL Capital Ltd. Class A	291,300	20,682
Zenith National Insurance Corp.	115,100	5,542
		768,484
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc.	163,000	$ 17,146
Annaly Capital Management, Inc. (f)	2,002,900	28,081
BioMed Realty Trust, Inc.	186,300	5,207
BRE Properties, Inc. Class A	111,400	7,391
CapitalSource, Inc. (f)	578,600	14,922
CBL & Associates Properties, Inc.	91,500	4,312
CBRE Realty Finance, Inc.	296,500	3,878
Developers Diversified Realty Corp.	765,100	50,160
Douglas Emmett, Inc.	113,600	3,142
Duke Realty LP	808,500	35,623
Education Realty Trust, Inc.	369,119	5,459
Equity Lifestyle Properties, Inc.	138,500	7,791
General Growth Properties, Inc.	593,400	37,639
Health Care Property Investors, Inc.	709,100	26,074
Highwoods Properties, Inc. (SBI)	99,200	4,383
HomeBanc Mortgage Corp., Georgia	1,234,300	3,431
Host Hotels & Resorts, Inc.	757,566	19,909
Kite Realty Group Trust	64,491	1,307
Pennsylvania (REIT) (SBI)	170,400	7,354
Potlatch Corp.	119,700	5,410
Public Storage, Inc.	98,400	9,965
Quadra Realty Trust, Inc.	451,200	6,263
Simon Property Group, Inc.	13,800	1,556
Sovran Self Storage, Inc.	105,900	6,165
Spirit Finance Corp.	290,100	3,748
Tanger Factory Outlet Centers, Inc.	77,700	3,122
United Dominion Realty Trust, Inc. (SBI)	1,332,876	43,518
Vornado Realty Trust	231,000	29,383
		392,339
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	92,100	3,069
Meruelo Maddux Properties, Inc.	685,200	6,571
Mitsubishi Estate Co. Ltd.	436,000	13,522
Mitsui Fudosan Co. Ltd.	603,000	16,573
Move, Inc.	193,050	1,153
		40,888
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp.	1,364,723	52,242
Fannie Mae	1,742,000	98,824
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Freddie Mac	1,239,300	$ 79,538
Hudson City Bancorp, Inc.	2,151,300	28,827
MGIC Investment Corp.	286,900	17,314
NetBank, Inc. (g)	3,788,179	12,198
NewAlliance Bancshares, Inc.	731,576	11,559
Radian Group, Inc.	389,100	22,354
		322,856
TOTAL FINANCIALS		3,373,661
HEALTH CARE - 6.3%
Biotechnology - 0.8%
Amgen, Inc. (a)	804,300	51,684
Biogen Idec, Inc. (a)	320,100	14,465
Cephalon, Inc. (a)	535,116	38,036
DOV Pharmaceutical, Inc. warrants 6/2/09 (a)	34	0
DUSA Pharmaceuticals, Inc. (a)	943,929	3,880
Genentech, Inc. (a)	185,886	15,683
Gilead Sciences, Inc. (a)	303,900	21,747
MannKind Corp. (a)	781,900	12,440
Medarex, Inc. (a)	520,800	7,125
OSI Pharmaceuticals, Inc. (a)	562,100	19,449
PDL BioPharma, Inc. (a)	345,400	6,594
Vertex Pharmaceuticals, Inc. (a)	215,000	6,598
		197,701
Health Care Equipment & Supplies - 1.2%
Advanced Medical Optics, Inc. (a)	445,600	17,173
Alcon, Inc.	145,200	18,095
American Medical Systems Holdings, Inc. (a)	736,400	14,978
ArthroCare Corp. (a)	363,575	13,216
Aspect Medical Systems, Inc. (a)	742,000	11,983
Baxter International, Inc.	946,600	47,339
Beckman Coulter, Inc.	50,600	3,246
Becton, Dickinson & Co.	238,900	18,154
C.R. Bard, Inc.	391,200	31,218
Cooper Companies, Inc.	676,907	31,063
Hologic, Inc. (a)	267,046	14,701
Inverness Medical Innovations, Inc. (a)	618,200	26,088
Inverness Medical Innovations, Inc. (a)(n)	324,908	13,711
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Respironics, Inc. (a)	431,300	$ 17,670
Varian Medical Systems, Inc. (a)	138,100	6,346
		284,981
Health Care Providers & Services - 1.7%
Acibadem Saglik Hizmetleri AS	1,085,000	10,673
Brookdale Senior Living, Inc.	485,700	22,930
Cardinal Health, Inc.	313,400	21,966
Caremark Rx, Inc.	363,800	22,406
DaVita, Inc. (a)	266,700	14,548
Health Net, Inc. (a)	984,400	52,636
Henry Schein, Inc. (a)	115,200	6,010
Humana, Inc. (a)	219,500	13,135
McKesson Corp.	339,600	18,936
Medco Health Solutions, Inc. (a)	642,500	43,439
Omnicare, Inc.	596,300	24,770
Sierra Health Services, Inc. (a)	68,600	2,549
Sunrise Senior Living, Inc.	124,600	4,883
United Surgical Partners International, Inc. (a)	410,200	12,528
UnitedHealth Group, Inc.	2,522,112	131,654
		403,063
Health Care Technology - 0.3%
Cerner Corp. (a)	378,904	19,745
Eclipsys Corp. (a)	77,950	1,631
Emdeon Corp. (a)	1,823,500	27,243
IMS Health, Inc.	497,100	14,356
		62,975
Life Sciences Tools & Services - 0.3%
Affymetrix, Inc. (a)	474,992	12,222
Charles River Laboratories International, Inc. (a)	781,500	35,832
Illumina, Inc. (a)	227,877	7,654
Millipore Corp. (a)	18,400	1,316
Pharmaceutical Product Development, Inc.	492,600	15,660
		72,684
Pharmaceuticals - 2.0%
Adams Respiratory Therapeutics, Inc. (a)	824,500	29,946
Alpharma, Inc. Class A	672,200	17,719
Barr Pharmaceuticals, Inc. (a)	427,000	22,631
Endo Pharmaceuticals Holdings, Inc. (a)	558,858	17,442
Johnson & Johnson	1,752,500	110,495
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	3,089,300	$ 136,423
MGI Pharma, Inc. (a)	952,100	20,204
Schering-Plough Corp.	699,600	16,427
Teva Pharmaceutical Industries Ltd. sponsored ADR (f)	906,700	32,242
Wyeth	1,142,300	55,881
		459,410
TOTAL HEALTH CARE		1,480,814
INDUSTRIALS - 7.5%
Aerospace & Defense - 1.2%
DRS Technologies, Inc.	435,500	23,077
DynCorp International, Inc. Class A	717,300	11,907
General Dynamics Corp.	725,800	55,495
Hexcel Corp. (a)	2,168,500	39,163
Honeywell International, Inc.	1,053,700	48,934
Orbital Sciences Corp. (a)	891,500	17,643
Raytheon Co.	540,200	28,928
Rockwell Collins, Inc.	314,400	20,587
Spirit AeroSystems Holdings, Inc. Class A	351,800	10,382
United Technologies Corp.	593,700	38,965
		295,081
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	9,200	469
EGL, Inc. (a)	183,846	6,473
FedEx Corp.	139,400	15,917
Forward Air Corp.	592,486	19,327
United Parcel Service, Inc. Class B	397,000	27,865
UTI Worldwide, Inc.	614,727	18,528
		88,579
Airlines - 0.3%
AirTran Holdings, Inc. (a)(f)	3,108,600	32,392
Frontier Airlines Holdings, Inc. (a)(f)(g)	2,790,508	18,724
TAM SA (PN) sponsored ADR (ltd. vtg.)	425,200	12,441
		63,557
Building Products - 0.1%
American Standard Companies, Inc.	92,100	4,880
Masco Corp.	762,100	22,749
		27,629
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.9%
Allied Waste Industries, Inc.	2,556,500	$ 32,774
CDI Corp.	269,424	7,183
Cintas Corp.	430,100	17,367
Clean Harbors, Inc. (a)	661,098	33,392
Covanta Holding Corp. (a)	1,002,200	22,790
Diamond Management & Technology Consultants, Inc.	717,603	10,829
Interface, Inc. Class A (a)	901,645	14,264
Kforce, Inc. (a)	847,570	11,527
The Brink's Co.	576,700	34,158
Waste Management, Inc.	622,700	21,203
		205,487
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. NV (NY Shares)	1,816,700	54,010
Fluor Corp.	1,267,900	107,100
Foster Wheeler Ltd. (a)	142,600	7,883
Granite Construction, Inc.	36,800	2,148
Hyundai Engineering & Construction Co. Ltd. (a)	249,580	13,622
Shaw Group, Inc. (a)	2,169,000	66,762
Washington Group International, Inc. (a)	440,335	25,812
		277,337
Electrical Equipment - 0.1%
ABB Ltd. sponsored ADR	705,200	11,805
Cooper Industries Ltd. Class A	131,100	12,027
		23,832
Industrial Conglomerates - 1.4%
General Electric Co.	6,592,110	230,196
McDermott International, Inc. (a)	601,900	29,012
Tyco International Ltd.	2,428,500	74,871
		334,079
Machinery - 0.6%
Albany International Corp. Class A	193,500	6,618
Bucyrus International, Inc. Class A	472,100	24,053
Danaher Corp.	184,400	13,210
Deere & Co.	319,300	34,619
Dover Corp.	262,700	12,554
Flowserve Corp. (a)	219,100	11,376
Gardner Denver, Inc. (a)	265,300	8,986
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Joy Global, Inc.	69,100	$ 3,064
Oshkosh Truck Co.	326,900	17,538
		132,018
Marine - 0.3%
Alexander & Baldwin, Inc.	986,443	48,750
American Commercial Lines, Inc. (a)	312,000	11,273
		60,023
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	604,700	47,886
Canadian National Railway Co.	149,000	6,510
Canadian Pacific Railway Ltd.	129,000	6,888
CSX Corp.	497,500	18,741
Laidlaw International, Inc.	1,613,900	55,163
Norfolk Southern Corp.	166,200	7,878
Universal Truckload Services, Inc. (a)	279,700	6,783
YRC Worldwide, Inc. (a)	92,100	4,005
		153,854
Trading Companies & Distributors - 0.3%
UAP Holding Corp.	930,500	23,607
WESCO International, Inc. (a)	746,900	49,841
		73,448
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	447,200	18,563
TOTAL INDUSTRIALS		1,753,487
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 1.0%
Adtran, Inc.	594,000	13,680
Alcatel-Lucent SA sponsored ADR	1,640,530	21,048
Andrew Corp. (a)	1,190,000	12,638
Cisco Systems, Inc. (a)	276,500	7,172
Comverse Technology, Inc. (a)	138,100	3,035
Dycom Industries, Inc. (a)	1,533,100	38,328
Harris Corp.	894,300	43,892
Juniper Networks, Inc. (a)	320,300	6,057
MasTec, Inc. (a)	1,455,390	16,679
Motorola, Inc.	1,640,200	30,377
Nortel Networks Corp. (a)	397,490	11,916
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Powerwave Technologies, Inc. (a)	549,800	$ 2,925
QUALCOMM, Inc.	437,800	17,635
Sycamore Networks, Inc. (a)	2,961,400	11,342
		236,724
Computers & Peripherals - 1.4%
Electronics for Imaging, Inc. (a)	869,268	19,837
Hewlett-Packard Co.	1,406,200	55,376
Intermec, Inc. (a)	732,946	16,418
International Business Machines Corp.	184,300	17,142
NCR Corp. (a)	881,500	40,725
QLogic Corp.	1,152,100	20,265
SanDisk Corp. (a)	472,900	17,223
Seagate Technology	4,746,293	127,675
Sun Microsystems, Inc. (a)	3,167,500	19,417
		334,078
Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc. (a)	984,400	31,225
Amphenol Corp. Class A	928,800	59,945
Arrow Electronics, Inc. (a)	455,125	17,440
Avnet, Inc. (a)	836,600	30,594
Flextronics International Ltd. (a)	4,030,200	44,050
Ingram Micro, Inc. Class A (a)	1,306,700	25,389
Molex, Inc.	646,300	18,956
Murata Manufacturing Co. Ltd.	128,900	9,284
Solectron Corp. (a)	10,324,200	33,244
Tektronix, Inc.	722,900	20,682
		290,809
Internet Software & Services - 0.6%
aQuantive, Inc. (a)	206,200	5,225
Google, Inc. Class A (sub. vtg.) (a)	137,290	61,705
LoopNet, Inc.	900,110	15,095
ValueClick, Inc. (a)	460,300	12,198
VeriSign, Inc. (a)	1,009,200	25,533
Yahoo!, Inc. (a)	922,900	28,481
		148,237
IT Services - 0.5%
CACI International, Inc. Class A (a)	516,110	23,999
First Data Corp.	714,500	18,241
Paychex, Inc.	358,911	14,583
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Satyam Computer Services Ltd. sponsored ADR	691,400	$ 14,907
SI International, Inc. (a)	175,900	4,929
Syntel, Inc.	199,400	7,154
The Western Union Co.	648,800	14,059
Unisys Corp. (a)	3,024,883	25,681
		123,553
Office Electronics - 0.2%
Xerox Corp.	2,305,100	39,809
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (a)	1,143,700	17,224
Agere Systems, Inc. (a)	490,351	10,744
Altera Corp. (a)	385,600	8,140
AMIS Holdings, Inc. (a)	1,440,100	16,316
Analog Devices, Inc.	889,600	32,248
Applied Micro Circuits Corp. (a)	2,192,800	8,486
ASAT Holdings Ltd. warrants 7/24/11 (a)	2,416	13
ASML Holding NV (NY Shares) (a)	1,310,200	32,205
Atmel Corp. (a)	2,857,084	15,828
ATMI, Inc. (a)	806,666	26,814
Axcelis Technologies, Inc. (a)	3,409,100	24,818
Credence Systems Corp. (a)	3,190,220	14,484
Cymer, Inc. (a)	403,573	16,772
Cypress Semiconductor Corp. (a)	1,922,500	36,528
DSP Group, Inc. (a)	577,500	11,891
Entegris, Inc. (a)	1,160,300	12,926
Fairchild Semiconductor International, Inc. (a)	2,246,200	42,026
Hittite Microwave Corp. (a)	458,085	19,212
Integrated Device Technology, Inc. (a)	2,166,200	35,136
Intel Corp.	1,041,900	20,682
Intersil Corp. Class A	1,833,100	48,485
Linear Technology Corp.	398,400	13,223
LTX Corp. (a)	2,836,921	17,646
Maxim Integrated Products, Inc.	1,002,700	32,838
Microchip Technology, Inc.	815,800	29,042
Microsemi Corp. (a)	782,500	15,853
National Semiconductor Corp.	2,260,500	57,914
PMC-Sierra, Inc. (a)	1,038,700	7,011
Renewable Energy Corp. AS	321,600	6,633
Rudolph Technologies, Inc. (a)	1,159,398	18,898
Samsung Electronics Co. Ltd.	60,353	36,337
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Semitool, Inc. (a)	253,300	$ 3,295
Spansion, Inc. Class A (a)	476,600	5,795
Teradyne, Inc. (a)	775,100	12,495
Xilinx, Inc.	754,000	19,317
		727,275
Software - 1.4%
Amdocs Ltd. (a)	275,700	9,542
Autodesk, Inc. (a)	451,600	18,583
BEA Systems, Inc. (a)	662,899	7,908
Business Objects SA sponsored ADR (a)	499,900	18,046
Cadence Design Systems, Inc. (a)	322,400	6,429
Electronic Arts, Inc. (a)	46,100	2,324
Fair, Isaac & Co., Inc.	624,100	24,359
Hyperion Solutions Corp. (a)	536,110	22,967
Microsoft Corp.	2,513,000	70,791
Nintendo Co. Ltd.	245,500	64,920
Opsware, Inc. (a)	2,192,555	16,181
Quest Software, Inc. (a)	595,600	9,720
Symantec Corp. (a)(f)	986,165	16,863
Take-Two Interactive Software, Inc. (a)	1,697,350	30,213
		318,846
TOTAL INFORMATION TECHNOLOGY		2,219,331
MATERIALS - 3.7%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	187,000	13,991
Arkema sponsored ADR (a)	303,700	15,048
Celanese Corp. Class A	1,605,400	45,882
Chemtura Corp.	3,657,957	41,993
Cytec Industries, Inc.	437,700	25,746
FMC Corp.	228,870	16,838
Israel Chemicals Ltd.	3,018,118	18,541
Monsanto Co.	889,000	46,841
The Mosaic Co.	2,286,600	58,171
Tokai Carbon Co. Ltd.	184,000	1,508
		284,559
Construction Materials - 0.0%
Texas Industries, Inc. (f)	39,400	3,121
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.2%
Owens-Illinois, Inc.	1,100,800	$ 26,155
Smurfit-Stone Container Corp.	1,871,000	23,088
		49,243
Metals & Mining - 2.2%
Alcoa, Inc.	2,019,100	67,458
Allegheny Technologies, Inc.	405,478	41,541
Aquarius Platinum Ltd. (Australia)	506,324	13,684
Arcelor Mittal	235,000	11,952
Carpenter Technology Corp.	276,700	32,803
Compass Minerals International, Inc.	543,100	17,743
Goldcorp, Inc.	1,139,750	30,580
IPSCO, Inc.	182,300	19,882
Meridian Gold, Inc. (a)	1,761,200	48,309
Reliance Steel & Aluminum Co.	746,200	34,071
Stillwater Mining Co. (a)	1,282,700	16,329
Sumitomo Metal Industries Ltd.	644,000	3,237
Teck Cominco Ltd. Class B (sub. vtg.)	313,700	22,123
Titanium Metals Corp.	4,585,282	160,026
		519,738
Paper & Forest Products - 0.1%
MeadWestvaco Corp.	621,600	18,928
TOTAL MATERIALS		875,589
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	10,540,105	387,876
Cincinnati Bell, Inc.	207,270	947
Cogent Communications Group, Inc. (a)	458,200	10,337
Covad Communications Group, Inc. (a)	12,482,540	14,979
FairPoint Communications, Inc.	460,400	8,794
Telenor ASA sponsored ADR	376,700	21,035
Verizon Communications, Inc.	3,022,800	113,143
		557,111
Wireless Telecommunication Services - 0.4%
America Movil SA de CV Series L sponsored ADR	324,000	14,191
American Tower Corp. Class A (a)	861,591	33,378
Cellcom Israel Ltd.	153,300	2,821
Crown Castle International Corp. (a)	559,100	18,316
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Holdings, Inc. (a)	380,900	$ 26,983
Vivo Participacoes SA (PN) sponsored ADR	3,774,200	13,965
		109,654
TOTAL TELECOMMUNICATION SERVICES		666,765
UTILITIES - 2.5%
Electric Utilities - 0.8%
Ceske Energeticke Zavody AS	5,400	217
DPL, Inc.	727,100	21,937
E.ON AG	165,000	21,587
Edison International	460,400	21,602
Entergy Corp.	518,500	51,176
FPL Group, Inc.	232,300	13,722
PPL Corp.	834,600	31,731
Reliant Energy, Inc. (a)	639,900	10,821
		172,793
Gas Utilities - 0.1%
AGL Resources, Inc.	64,500	2,627
Equitable Resources, Inc.	477,300	20,366
		22,993
Independent Power Producers & Energy Traders - 1.2%
AES Corp. (a)	4,452,117	94,919
Constellation Energy Group, Inc.	259,800	20,438
Mirant Corp. (a)	591,900	22,054
NRG Energy, Inc.	415,300	27,509
TXU Corp.	1,807,000	119,533
		284,453
Multi-Utilities - 0.4%
CMS Energy Corp.	1,923,200	33,560
Integrys Energy Group, Inc.	78,100	4,353
PG&E Corp. (f)	321,200	14,910
Public Service Enterprise Group, Inc.	636,200	47,651
		100,474
TOTAL UTILITIES		580,713
TOTAL COMMON STOCKS (Cost $12,086,004)		15,309,374
Convertible Preferred Stocks - 0.0%
	Shares	Value (000s)
FINANCIALS - 0.0%
Insurance - 0.0%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	221,900	$ 6,823
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	2,416	39
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,506)		6,862
Corporate Bonds - 2.4%
	Principal Amount (000s)
Convertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
McMoRan Exploration Co. 6% 7/2/08	$ 12,950	14,519
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
New River Pharmaceuticals, Inc. 3.5% 8/1/13 (h)	9,130	18,054
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Covad Communications Group, Inc. 3% 3/15/24 (h)	5,000	3,734
Level 3 Communications, Inc. 5.25% 12/15/11 (h)	1,980	3,530
		7,264
TOTAL CONVERTIBLE BONDS		39,837
Nonconvertible Bonds - 2.2%
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.0%
Tenneco, Inc. 8.625% 11/15/14	435	455
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11 (h)	130	137
9% 7/1/15	160	174
		766
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - 0.0%
General Motors Corp.:
8.25% 7/15/23	$ 120	$ 112
8.375% 7/15/33	300	277
		389
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15	430	440
Education Management LLC/Education Management Finance Corp. 8.75% 6/1/14	340	358
		798
Hotels, Restaurants & Leisure - 0.0%
Carrols Corp. 9% 1/15/13	730	755
Gaylord Entertainment Co. 8% 11/15/13	460	476
Host Marriott LP 7.125% 11/1/13	1,000	1,018
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	1,070	1,070
MGM Mirage, Inc. 5.875% 2/27/14	1,430	1,337
Penn National Gaming, Inc. 6.875% 12/1/11	1,400	1,393
Six Flags, Inc. 9.625% 6/1/14	585	565
Station Casinos, Inc. 6% 4/1/12	900	873
Trump Entertainment Resorts Holdings LP 8.5% 6/1/15	75	75
Uno Restaurant Corp. 10% 2/15/11 (h)	230	196
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	1,480	1,473
		9,231
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	110	110
Media - 0.3%
AOL Time Warner, Inc. 7.625% 4/15/31	4,975	5,779
Cablevision Systems Corp. 9.87% 4/1/09 (k)	780	825
CanWest Media, Inc. 8% 9/15/12	1,800	1,872
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	785	830
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (h)	2,160	2,257
8.375% 4/30/14 (h)	115	120
Comcast Corp. 6.45% 3/15/37	15,111	15,811
CSC Holdings, Inc. 7.625% 4/1/11	1,280	1,315
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	$ 577	$ 629
Dex Media, Inc. 8% 11/15/13	355	370
EchoStar Communications Corp. 7.125% 2/1/16	810	836
Kabel Deutschland GmbH 10.625% 7/1/14	490	546
Liberty Media Corp.:
5.7% 5/15/13	1,430	1,353
8.25% 2/1/30	6,315	6,451
MediMedia USA, Inc. 11.375% 11/15/14 (h)	90	95
News America Holdings, Inc. 7.75% 12/1/45	15,780	18,847
News America, Inc. 6.2% 12/15/34	1,720	1,728
Nexstar Broadcasting, Inc. 7% 1/15/14	1,110	1,066
Nielsen Finance LLC/Co. 10% 8/1/14 (h)	1,070	1,162
PanAmSat Corp. 9% 6/15/16 (h)	910	996
Paxson Communications Corp.:
8.61% 1/15/12 (h)(k)	1,495	1,525
11.61% 1/15/13 (h)(k)	750	786
Rogers Cable, Inc. 6.75% 3/15/15	1,200	1,263
The Reader's Digest Association, Inc.:
6.5% 3/1/11	270	281
9% 2/15/17 (h)	330	328
Time Warner, Inc. 6.5% 11/15/36	7,810	8,103
Valassis Communications, Inc. 8.25% 3/1/15 (h)	550	549
Videotron Ltee 6.875% 1/15/14	990	1,000
		76,723
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	920	941
9% 6/15/12	1,000	1,048
AutoNation, Inc. 7.36% 4/15/13 (k)	110	112
GNC Parent Corp. 12.14% 12/1/11 pay-in-kind (h)(k)	570	589
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	240	253
Sally Holdings LLC:
9.25% 11/15/14 (h)	970	1,002
10.5% 11/15/16 (h)	960	994
Sonic Automotive, Inc. 8.625% 8/15/13	1,705	1,765
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Toys 'R' US, Inc. 7.875% 4/15/13	$ 1,800	$ 1,665
United Auto Group, Inc. 7.75% 12/15/16 (h)	1,000	1,018
		9,387
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 8.735% 12/15/14 (h)(k)	190	194
TOTAL CONSUMER DISCRETIONARY		97,598
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Couche Tard U.S. LP/Couche Tard Financing Corp. 7.5% 12/15/13	920	941
Jean Coutu Group, Inc. 7.625% 8/1/12	420	446
Rite Aid Corp.:
6.875% 8/15/13	45	41
7.7% 2/15/27	190	161
		1,589
Food Products - 0.0%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,660	1,739
Swift & Co. 10.125% 10/1/09	250	258
		1,997
Tobacco - 0.0%
Reynolds American, Inc. 7.625% 6/1/16	445	482
TOTAL CONSUMER STAPLES		4,068
ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17 (h)	140	139
Complete Production Services, Inc. 8% 12/15/16 (h)	530	541
Hanover Compressor Co. 9% 6/1/14	570	613
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	195	185
Pride International, Inc. 7.375% 7/15/14	480	496
		1,974
Oil, Gas & Consumable Fuels - 0.3%
Chaparral Energy, Inc. 8.875% 2/1/17 (h)	230	233
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.:
6.5% 8/15/17	$ 105	$ 104
6.625% 1/15/16	15	15
6.875% 1/15/16	10	10
7% 8/15/14	20	21
7.5% 6/15/14	430	448
Duke Capital LLC 6.75% 2/15/32	8,145	8,457
Duke Energy Field Services 6.45% 11/3/36 (h)	8,650	9,073
El Paso Corp.:
7.75% 6/15/10	325	345
7.875% 6/15/12	1,485	1,600
El Paso Energy Corp.:
6.95% 12/15/07	450	453
7.375% 12/15/12	630	667
El Paso Production Holding Co. 7.75% 6/1/13	1,000	1,035
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	530	541
Kinder Morgan Energy Partners LP 5.125% 11/15/14	12,250	11,914
Massey Energy Co. 6.875% 12/15/13	740	707
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (h)	2,855	2,778
Nexen, Inc. 5.875% 3/10/35	1,565	1,520
Pemex Project Funding Master Trust 6.625% 6/15/35	6,500	6,728
Petrohawk Energy Corp. 9.125% 7/15/13	550	579
Plains All American Pipeline LP 6.65% 1/15/37 (h)	8,675	9,114
Pogo Producing Co.:
6.625% 3/15/15	230	225
7.875% 5/1/13	270	274
Range Resources Corp. 7.375% 7/15/13	765	784
Ras Laffan LNG III 6.332% 9/30/27 (h)	5,910	6,095
Ship Finance International Ltd. 8.5% 12/15/13	2,310	2,362
Teekay Shipping Corp. 8.875% 7/15/11	1,110	1,193
Tennessee Gas Pipeline Co.:
7% 10/15/28	280	305
8.375% 6/15/32	75	93
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17 (h)	430	449
		68,122
TOTAL ENERGY		70,096
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 0.3%
Capital Markets - 0.1%
JPMorgan Chase Capital XX 6.55% 9/29/36	$ 11,840	$ 12,331
Commercial Banks - 0.1%
Bank of America NA 6% 10/15/36	8,545	8,897
HSBC Holdings PLC 6.5% 5/2/36	6,175	6,770
		15,667
Consumer Finance - 0.1%
Ford Motor Credit Co.:
6.315% 3/21/07 (k)	370	370
7% 10/1/13	630	602
8% 12/15/16	450	444
9.75% 9/15/10 (h)	150	160
9.81% 4/15/12 (k)	390	420
9.875% 8/10/11	3,410	3,679
General Motors Acceptance Corp.:
6.75% 12/1/14	1,910	1,920
6.875% 8/28/12	210	212
8% 11/1/31	825	916
GMAC LLC:
6% 12/15/11	1,000	978
6.125% 1/22/08	1,000	997
Nelnet, Inc. 7.4% 9/29/36 (k)	4,630	4,806
		15,504
Diversified Financial Services - 0.0%
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (h)	320	320
9% 6/1/16 (h)	370	392
Yankee Acquisition Corp. 8.5% 2/15/15 (h)	120	123
		835
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Insurance - 0.0%
UnumProvident Corp.:
6.75% 12/15/28	$ 580	$ 573
7.625% 3/1/11	229	246
		819
Real Estate Investment Trusts - 0.0%
Duke Realty LP:
5.5% 3/1/16	3,075	3,079
5.625% 8/15/11	2,695	2,744
Host Hotels & Resorts LP 6.875% 11/1/14	500	504
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (h)	1,100	1,133
Senior Housing Properties Trust 7.875% 4/15/15	278	293
Ventas Realty LP:
6.5% 6/1/16	640	645
6.75% 4/1/17	330	336
		8,734
Real Estate Management & Development - 0.0%
Realogy Corp. 6.5% 10/15/16 (h)	3,725	3,898
TOTAL FINANCIALS		57,788
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
AmeriPath Intermediate Holdings, Inc. 10.65% 2/15/14 pay-in-kind (h)(k)	200	200
AmeriPath, Inc. 10.5% 4/1/13	685	736
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	460	505
Community Health Systems, Inc. 6.5% 12/15/12	590	587
DaVita, Inc.:
6.625% 3/15/13	395	395
6.625% 3/15/13 (h)	350	349
7.25% 3/15/15	585	589
HCA, Inc.:
6.5% 2/15/16	1,085	930
9.125% 11/15/14 (h)	490	522
9.25% 11/15/16 (h)	1,700	1,823
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	$ 800	$ 824
Skilled Healthcare Group, Inc. 11% 1/15/14 (h)	290	322
Tenet Healthcare Corp. 9.875% 7/1/14	950	965
U.S. Oncology, Inc. 9% 8/15/12	465	497
		9,244
Pharmaceuticals - 0.0%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	360	349
Mylan Laboratories, Inc. 5.75% 8/15/10	210	208
		557
TOTAL HEALTH CARE		9,801
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16	1,800	1,802
Bombardier, Inc.:
6.3% 5/1/14 (h)	2,615	2,504
7.45% 5/1/34 (h)	3,000	2,835
8% 11/15/14 (h)	3,470	3,626
Esterline Technologies Corp. 6.625% 3/1/17 (h)	900	902
Transdigm, Inc. 7.75% 7/15/14 (h)	180	185
		11,854
Airlines - 0.0%
AMR Corp. 9% 8/1/12	750	793
Delta Air Lines, Inc. 8.3% 12/15/29 (d)	3,440	2,047
		2,840
Building Products - 0.0%
Building Materials Corp. of America 7.75% 8/1/14	820	808
Nortek, Inc. 8.5% 9/1/14	510	518
		1,326
Commercial Services & Supplies - 0.0%
Allied Security Escrow Corp. 11.375% 7/15/11	158	162
Allied Waste North America, Inc. 7.125% 5/15/16	480	485
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Aramark Corp.:
8.5% 2/1/15 (h)	$ 230	$ 239
8.86% 2/1/15 (h)(k)	140	144
Cenveo Corp. 7.875% 12/1/13	2,700	2,626
Corrections Corp. of America 6.75% 1/31/14	230	233
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (h)	340	350
IKON Office Solutions, Inc. 7.75% 9/15/15	140	148
PGS Solutions, Inc. 9.625% 2/15/15 (h)	160	162
Rental Service Corp. 9.5% 12/1/14 (h)	370	395
United Rentals North America, Inc. 7% 2/15/14	160	160
		5,104
Industrial Conglomerates - 0.1%
Siemens Financieringsmaatschap NV 6.125% 8/17/26 (h)	10,845	11,290
Machinery - 0.0%
Commercial Vehicle Group, Inc. 8% 7/1/13	230	230
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16 (h)	100	103
9.5% 8/1/14 (h)	130	137
		470
Marine - 0.0%
H-Lines Finance Holding Corp. 0% 4/1/13 (e)	156	148
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (h)	550	565
		713
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (h)	150	153
7.86% 5/15/14 (h)(k)	60	61
Hertz Corp.:
8.875% 1/1/14	790	851
10.5% 1/1/16	330	375
		1,440
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (h)	360	391
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
H&E Equipment Services, Inc. 8.375% 7/15/16	$ 190	$ 204
Penhall International Corp. 12% 8/1/14 (h)	310	335
		930
TOTAL INDUSTRIALS		35,967
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
L-3 Communications Corp.:
6.125% 1/15/14	450	444
6.375% 10/15/15	580	578
Lucent Technologies, Inc. 6.45% 3/15/29	550	498
Nortel Networks Corp.:
9.61% 7/15/11 (h)(k)	430	459
10.125% 7/15/13 (h)	390	430
10.75% 7/15/16 (h)	520	580
		2,989
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16	530	532
Electronic Equipment & Instruments - 0.0%
Sanmina-SCI Corp. 8.125% 3/1/16	420	399
Solectron Global Finance Ltd. 8% 3/15/16	140	140
		539
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	115	110
SunGard Data Systems, Inc.:
9.125% 8/15/13	840	895
9.9% 8/15/13 (k)	430	449
		1,454
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27	1,450	1,483
Xerox Corp.:
7.125% 6/15/10	780	811
7.625% 6/15/13	675	705
		2,999
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 9.25% 6/1/16	$ 470	$ 481
Avago Technologies Finance Ltd. 10.125% 12/1/13	820	869
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (h)	600	609
9.125% 12/15/14 pay-in-kind (h)	885	895
9.25% 12/15/14 (h)(k)	885	904
10.125% 12/15/16 (h)	870	887
		4,645
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16	140	137
Open Solutions, Inc. 9.75% 2/1/15 (h)	1,800	1,861
Serena Software, Inc. 10.375% 3/15/16	255	277
		2,275
TOTAL INFORMATION TECHNOLOGY		15,433
MATERIALS - 0.1%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	6,400	6,919
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	1,925	2,118
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp. Series B, 0% 10/1/14 (e)	175	154
Lyondell Chemical Co. 8.25% 9/15/16	270	292
Momentive Performance Materials, Inc.:
9.75% 12/1/14 (h)	1,370	1,442
10.125% 12/1/14 pay-in-kind (h)	570	600
Phibro Animal Health Corp. 10% 8/1/13 (h)	290	307
		11,832
Containers & Packaging - 0.0%
BWAY Corp. 10% 10/15/10	820	861
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	532	543
Owens-Illinois, Inc. 7.35% 5/15/08	1,560	1,576
		2,980
Metals & Mining - 0.0%
California Steel Industries, Inc. 6.125% 3/15/14	550	520
FMG Finance Property Ltd.:
10% 9/1/13 (h)	360	386
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
FMG Finance Property Ltd.: - continued
10.625% 9/1/16 (h)	$ 1,030	$ 1,166
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	440	468
International Steel Group, Inc. 6.5% 4/15/14	805	833
Newmont Mining Corp. 5.875% 4/1/35	6,720	6,463
Novelis, Inc. 7.25% 2/15/15	915	952
PNA Group, Inc. 10.75% 9/1/16 (h)	180	193
Tube City IMS Corp. 9.75% 2/1/15 (h)	50	52
		11,033
Paper & Forest Products - 0.0%
Catalyst Paper Corp. 8.625% 6/15/11	260	267
Georgia-Pacific Corp.:
7% 1/15/15 (h)	1,300	1,297
7.125% 1/15/17 (h)	1,300	1,297
8.125% 5/15/11	1,000	1,063
9.5% 12/1/11	310	345
		4,269
TOTAL MATERIALS		30,114
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. 6.8% 5/15/36	11,900	13,043
BellSouth Capital Funding Corp. 7.875% 2/15/30	5,820	6,971
BellSouth Corp. 6.55% 6/15/34	4,340	4,597
British Telecommunications PLC 8.875% 12/15/30	4,565	6,418
Intelsat Bermuda Ltd. 8.8719% 1/15/15 (h)(k)	640	654
Intelsat Ltd.:
7.625% 4/15/12	725	712
9.25% 6/15/16 (h)	1,820	2,007
11.25% 6/15/16 (h)	920	1,042
Level 3 Financing, Inc.:
8.75% 2/15/17 (h)	450	452
9.1475% 2/15/15 (h)(k)	450	453
9.25% 11/1/14 (h)	1,750	1,796
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (h)	200	215
Qwest Capital Funding, Inc. 7% 8/3/09	1,340	1,357
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc. 7.5% 2/15/14	$ 985	$ 1,017
Qwest Corp.:
8.61% 6/15/13 (k)	1,260	1,377
8.875% 3/15/12	905	1,000
Sprint Capital Corp.:
6.875% 11/15/28	16,605	16,931
8.75% 3/15/32	9,165	11,183
Telecom Italia Capital SA:
6% 9/30/34	2,000	1,870
6.375% 11/15/33	6,030	5,889
7.2% 7/18/36	13,170	14,168
Telefonica Emisiones SAU 7.045% 6/20/36	10,995	12,192
Verizon Global Funding Corp.:
5.85% 9/15/35	4,710	4,594
7.75% 12/1/30	4,445	5,313
Wind Acquisition Finance SA 10.75% 12/1/15 (h)	295	339
Windstream Corp.:
7% 3/15/19 (h)	800	807
8.125% 8/1/13	295	319
8.625% 8/1/16	580	637
		117,353
Wireless Telecommunication Services - 0.0%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	360	389
Centennial Communications Corp. 10% 1/1/13	150	162
Cricket Communications, Inc. 9.375% 11/1/14 (h)	1,500	1,575
Digicel Group Ltd.:
8.875% 1/15/15 (h)	540	528
9.125% 1/15/15 pay-in-kind (h)	240	233
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	180	173
Rogers Communications, Inc.:
6.375% 3/1/14	1,500	1,543
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Communications, Inc.: - continued
7.5% 3/15/15	$ 740	$ 813
8.485% 12/15/10 (k)	450	459
		5,875
TOTAL TELECOMMUNICATION SERVICES		123,228
UTILITIES - 0.3%
Electric Utilities - 0.1%
Appalachian Power Co. 6.375% 4/1/36	5,500	5,828
Mirant Americas Generation LLC 8.3% 5/1/11	455	468
Nevada Power Co.:
5.875% 1/15/15	260	264
6.5% 5/15/18	5,290	5,490
Progress Energy, Inc. 7% 10/30/31	11,200	12,755
Sierra Pacific Power Co. 6.25% 4/15/12	360	371
		25,176
Gas Utilities - 0.0%
Dynegy Holdings, Inc. 8.375% 5/1/16	245	262
NiSource Finance Corp. 5.45% 9/15/20	2,295	2,196
Sonat, Inc. 6.625% 2/1/08	1,385	1,392
		3,850
Independent Power Producers & Energy Traders - 0.1%
AES Corp.:
8.75% 5/15/13 (h)	1,135	1,212
9.375% 9/15/10	1,143	1,242
9.5% 6/1/09	2,802	2,988
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (h)	1,255	1,371
Mirant North America LLC 7.375% 12/31/13	250	257
NRG Energy, Inc.:
7.25% 2/1/14	1,260	1,282
7.375% 2/1/16	1,705	1,739
7.375% 1/15/17	1,700	1,726
		11,817
Multi-Utilities - 0.1%
CMS Energy Corp.:
8.5% 4/15/11	2,200	2,406
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
CMS Energy Corp.: - continued
8.9% 7/15/08	$ 3,640	$ 3,772
Dominion Resources, Inc. 5.95% 6/15/35	5,175	5,216
MidAmerican Energy Holdings, Co. 6.125% 4/1/36	12,035	12,441
Xcel Energy, Inc. 6.5% 7/1/36	4,000	4,308
		28,143
TOTAL UTILITIES		68,986
TOTAL NONCONVERTIBLE BONDS		513,079
TOTAL CORPORATE BONDS (Cost $528,503)		552,916
U.S. Government and Government Agency Obligations - 9.0%

U.S. Government Agency Obligations - 2.5%
Fannie Mae:
4.25% 5/15/09	102,184	100,969
4.5% 2/15/11	8,904	8,816
4.625% 10/15/13	20,000	19,751
4.75% 12/15/10	40,000	39,938
4.875% 4/15/09	9,535	9,540
6.125% 3/15/12	11,499	12,157
6.625% 9/15/09	79,680	83,062
7.25% 1/15/10	5,521	5,878
Federal Home Loan Bank 5% 9/18/09	32,615	32,778
Freddie Mac:
4.125% 10/18/10	50,000	48,905
4.25% 7/15/09	63,939	63,097
4.5% 1/15/14	45,570	44,648
4.875% 11/15/13	23,130	23,165
5.25% 7/18/11	36,920	37,542
5.25% 11/5/12	2,810	2,802
5.625% 3/15/11	23,295	23,983
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.75% 1/15/12	$ 25,000	$ 25,989
Tennessee Valley Authority 5.375% 4/1/56	5,098	5,236
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		588,256
U.S. Treasury Inflation Protected Obligations - 2.3%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/15	102,509	98,328
2% 1/15/14	104,841	103,644
2.375% 4/15/11	202,876	204,848
2.5% 7/15/16	139,888	143,822
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		550,642
U.S. Treasury Obligations - 4.2%
U.S. Treasury Bonds 6.125% 8/15/29	78,975	93,783
U.S. Treasury Notes:
4.25% 11/15/14	75,045	73,638
4.25% 8/15/15	73,720	72,171
4.5% 9/30/11	204,012	203,837
4.625% 9/30/08 (i)	36,900	36,847
4.625% 2/29/12 (i)	131,000	131,726
4.625% 11/15/16 (i)	70,000	70,301
4.75% 1/31/12 (i)	74,650	75,414
4.875% 10/31/08	65,000	65,173
5.125% 6/30/11	67,133	68,720
5.125% 5/15/16	83,000	86,430
TOTAL U.S. TREASURY OBLIGATIONS		978,040
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,108,474)		2,116,938
U.S. Government Agency - Mortgage Securities - 2.5%

Fannie Mae - 2.5%
4.5% 3/1/22 (i)(j)	72,843	70,556
5% 3/1/37 (i)(j)	27,302	26,470
5.5% 3/1/37 (i)	70,000	69,397
5.5% 3/1/37 (i)	88,454	87,693
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 3/1/37 (i)(j)	$ 210,000	$ 208,192
5.5% 3/13/37 (i)	70,000	69,397
5.5% 3/13/37 (i)	50,000	49,569
6% 3/1/22 (i)(j)	2,318	2,353
6% 3/1/22 (i)(j)	343	348
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $581,339)		583,975
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.1%
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (k)(m)	53,196	6,708
U.S. Government Agency - 0.1%
Fannie Mae guaranteed REMIC pass thru certificates sequential payer Series 2006-78 Class CD, 4.5% 10/25/18	28,274	27,857
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $34,299)		34,565
Commercial Mortgage Securities - 0.0%

Ginnie Mae guaranteed REMIC pass thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	4,140	4,047
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6945% 12/10/41 (k)(m)	3,158	68
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,209)		4,115
Foreign Government and Government Agency Obligations - 0.0%

United Mexican States 6.75% 9/27/34 (Cost $3,399)	3,375	3,684
Fixed-Income Funds - 21.1%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (l)	4,321,484	430,938
Fidelity 2-5 Year Duration Securitized Bond Central Fund (l)	4,200,691	421,371
Fixed-Income Funds - continued
	Shares	Value (000s)
Fidelity Corporate Bond 1-10 Year Central Fund (l)	14,343,754	$ 1,452,018
Fidelity Mortgage Backed Securities Central Fund (l)	18,002,498	1,800,250
Fidelity Ultra-Short Central Fund (l)	8,642,366	858,446
TOTAL FIXED-INCOME FUNDS (Cost $4,955,665)		4,963,023
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 5.35% (b)	764,472,321	764,472
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	90,467,527	90,468
TOTAL MONEY MARKET FUNDS (Cost $854,940)		854,940
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $21,163,338)		24,430,392
NET OTHER ASSETS - (3.9)%		(909,236)
NET ASSETS - 100%		$ 23,521,156
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 1.32% and pay Goldman Sachs upon default event of Securitized Asset Backed Receivables LLC Trust, par value of the notional amount of Securitized Asset Backed Receivables LLC Trust Series 2006-OP1 Class B2, 6.72% 10/25/35	Nov. 2035	$ 4,800	(151)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34	Oct. 2034	4,500	(200)
Receive monthly notional amount multiplied by 3.05% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	3,200	(572)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.36% and pay Morgan Stanley, Inc. upon default event of GE-WMC Mortgage Securities, LLC, par value of the notional amount of GE-WMC Mortgage Securities, LLC Series 2006-01 Class B3, 7.13% 8/25/36

	Sept. 2036	$ 5,600	$ (803)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34	Dec. 2034	4,500	(305)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34	Oct. 2034	4,500	(194)
Receive monthly notional amount multiplied by 3% and pay JPMorgan Chase, Inc. upon default event of GSAMP Trust, par value of the notional amount of GSAMP Trust Series 2006-NC2 Class M9, 7.3744% 6/25/36	July 2036	4,800	(771)
Receive monthly notional amount multiplied by 3% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	3,000	(129)
Receive monthly notional amount multiplied by 3.66% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35	June 2035	4,800	(399)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35

	June 2035	$ 1,600	$ (127)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	3,000	(139)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon default event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5 Class M9, 7.17% 9/25/36	Oct. 2036	3,000	(332)
TOTAL CREDIT DEFAULT SWAPS		47,300	(4,122)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 5.147% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Jan. 2012	100,000	705
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Feb. 2012	80,000	987
Receive semi-annually a fixed rate equal to 5.2965% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	70,000	971
Receive semi-annually a fixed rate equal to 5.446% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	June 2011	200,000	3,646
Receive semi-annually a fixed rate equal to 5.629% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	May 2016	100,000	5,441
TOTAL INTEREST RATE SWAPS		550,000	11,750
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7.5 basis points with Lehman Brothers, Inc.	July 2007	$ 40,000	$ 492
		$ 637,300	$ 8,120
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $147,708,000 or 0.6% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) A portion of the security is subject to a forward commitment to sell.
(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,711,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Inverness Medical Innovations, Inc.	2/8/06	$ 7,931
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 7,636
Fidelity 2-5 Year Duration Securitized Bond Central Fund	6,030
Fidelity Cash Central Fund	18,156
Fidelity Corporate Bond 1-10 Year Central Fund	23,240
Fidelity Mortgage Backed Securities Central Fund	20,630
Fidelity Securities Lending Cash Central Fund	508
Fidelity Ultra-Short Central Fund	31,877
Total	$ 108,077

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 431,967*	$ -	$ 430,938	17.9%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	420,149*	-	421,371	12.6%
Fidelity Corporate Bond 1-10 Year Central Fund	-	1,434,935*	-	1,452,018	21.0%
Fidelity Mortgage Backed Securities Central Fund	-	1,798,610*	-	1,800,250	23.4%
Fidelity Ultra-Short Central Fund	660,127	660,000	460,000	858,446	6.3%
Total	$ 660,127	$ 4,745,661	$ 460,000	$ 4,963,023
* Includes the value of shares received through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aurora Oil & Gas Corp.	$ 2,084	$ 13,519	$ -	$ -	$ 12,258
DUSA Pharmaceuticals, Inc.	3,989	-	252	-	-
Frontier Airlines Holdings, Inc.	24,430	-	5,396	-	18,724
NetBank, Inc.	23,259	-	-	-	12,198
Scottish Re Group Ltd.	24,411	-	9,907	-	-
Total	$ 78,173	$ 13,519	$ 15,555	$ -	$ 43,180
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	21.3%
AAA,AA,A	8.4%
BBB	5.3%
BB	0.3%
B	0.3%
CCC,CC,C	0.0%
Not Rated	0.5%
Equities	65.1%
Short-Term Investments and Net Other Assets	(1.2)%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.2%
Canada	1.4%
United Kingdom	1.3%
Cayman Islands	1.2%
Bermuda	1.0%
Others (individually less than 1%)	5.9%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of its investments of Fidelity Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $87,467) - See accompanying schedule: Unaffiliated issuers (cost $15,281,570)	$ 18,569,249
Fidelity Central Funds (cost $5,810,605)	5,817,963
Other affiliated issuers (cost $71,163)	43,180
Total Investments (cost $21,163,338)		$ 24,430,392
Commitment to sell securities on a delayed delivery basis	(243,479)
Receivable for securities sold on a delayed delivery basis	242,682	(797)
Receivable for investments sold, regular delivery		216,822
Foreign currency held at value (cost $26)		26
Receivable for swap agreements		98
Receivable for fund shares sold		52,802
Dividends receivable		17,813
Interest receivable		31,885
Distributions receivable from Fidelity Central Funds		24,636
Swap agreements, at value		8,120
Prepaid expenses		82
Other receivables		434
Total assets		24,782,313
Liabilities
Payable to custodian bank	$ 2,650
Payable for investments purchased Regular delivery	228,809
Delayed delivery	897,643
Payable for fund shares redeemed	29,114
Accrued management fee	8,092
Other affiliated payables	3,947
Other payables and accrued expenses	434
Collateral on securities loaned, at value	90,468
Total liabilities		1,261,157
Net Assets		$ 23,521,156
Net Assets consist of:
Paid in capital		$ 19,719,338
Undistributed net investment income		76,344
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		451,006
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,274,468
Net Assets, for 1,185,155 shares outstanding		$ 23,521,156
Net Asset Value, offering price and redemption price per share ($23,521,156 ÷ 1,185,155 shares)		$ 19.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)

Investment Income
Dividends		$ 118,297
Interest		86,101
Income from Fidelity Central Funds		108,077
Total income		312,475

Expenses
Management fee	$ 45,460
Transfer agent fees	20,668
Accounting and security lending fees	1,019
Custodian fees and expenses	496
Independent trustees' compensation	37
Registration fees	560
Audit	89
Legal	184
Interest	6
Miscellaneous	66
Total expenses before reductions	68,585
Expense reductions	(1,167)	67,418
Net investment income (loss)		245,057
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $16)	644,203
Fidelity Central Funds	(211)
Other affiliated issuers	(46,124)
Foreign currency transactions	(935)
Swap agreements	2,275
Capital gain distributions from Fidelity Central Funds	186
Total net realized gain (loss)		599,394
Change in net unrealized appreciation (depreciation) on:
Investment securities: Unaffiliated issuers (net of decrease in deferred foreign taxes of $99)	906,905
Fidelity Central Funds	17,647
Assets and liabilities in foreign currencies	(174)
Swap agreements	124
Delayed delivery commitments	(773)
Total change in net unrealized appreciation (depreciation)		923,729
Net gain (loss)		1,523,123
Net increase (decrease) in net assets resulting from operations		$ 1,768,180

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)	One month ended August 31, 2006*	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 245,057	$ 39,154	$ 332,625
Net realized gain (loss)	599,394	75,171	1,037,905
Change in net unrealized appreciation (depreciation)	923,729	305,508	(194,987)
Net increase (decrease) in net assets resulting from operations	1,768,180	419,833	1,175,543
Distributions to shareholders from net investment income	(268,044)	-	(288,540)
Distributions to shareholders from net realized gain	(1,099,842)	-	(507,810)
Total distributions	(1,367,886)	-	(796,350)
Share transactions Proceeds from sales of shares	3,185,466	425,033	6,936,900
Reinvestment of distributions	1,343,369	-	782,479
Cost of shares redeemed	(1,757,977)	(294,678)	(2,908,468)
Net increase (decrease) in net assets resulting from share transactions	2,770,858	130,355	4,810,911
Total increase (decrease) in net assets	3,171,152	550,188	5,190,104

Net Assets
Beginning of period	20,350,004	19,799,816	14,609,712
End of period (including undistributed net investment income of $76,344, $99,331, and $58,346, respectively)	$ 23,521,156	$ 20,350,004	$ 19,799,816
Other Information Shares
Sold	164,000	22,047	364,469
Issued in reinvestment of distributions	71,320	-	41,958
Redeemed	(90,506)	(15,293)	(152,934)
Net increase (decrease)	144,814	6,754	253,493
* The fund changed its fiscal year end from July 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 G	2006 J	2005 J	2004 J	2003 J	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 19.56	$ 19.16	$ 18.73	$ 16.57	$ 14.92	$ 13.28	$ 15.45
Income from Investment Operations
Net investment income (loss) D	.22	.04	.36	.29	.27	.30	.41
Net realized and unrealized gain (loss)	1.35	.36	1.01	2.60	1.64	1.63	(1.99)
Total from investment operations	1.57	.40	1.37	2.89	1.91	1.93	(1.58)
Distributions from net investment income	(.24)	-	(.31)	(.29)	(.26)	(.29)	(.42)
Distributions from net realized gain	(1.04)	-	(.63)	(.44)	-	-	(.17)
Total distributions	(1.28)	-	(.94)	(.73)	(.26)	(.29)	(.59)
Net asset value, end of period	$ 19.85	$ 19.56	$ 19.16	$ 18.73	$ 16.57	$ 14.92	$ 13.28
Total Return B, C	8.50%	2.09%	7.54%	18.04%	12.82%	14.78%	(10.53)%
Ratios to Average Net Assets E, H
Expenses before reductions	.62% A	.64% A	.64%	.65%	.67%	.70%	.69%
Expenses net of fee waivers, if any	.62% A	.64% A	.64%	.65%	.67%	.70%	.69%
Expenses net of all reductions	.61% A	.63% A	.63%	.64%	.66%	.67%	.66%
Net investment income (loss)	2.23% A	2.35% A	1.90%	1.68%	1.63%	2.17%	2.79%
Supplemental Data
Net assets, end of period (in millions)	$ 23,521	$ 20,350	$ 19,800	$ 14,610	$ 10,784	$ 7,905	$ 6,464
Portfolio turnover rate F	93% A, I	65% A	61%	82%	99%	137%	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the one month period ended August 31. The Fund changed its fiscal year end from July 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Portfolio turnover rate excludes securities received or delivered in-kind. J For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an openend management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are openend investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for the Fixed-Income Central Funds, at fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, partnerships, deferred trustees compensation, financing transactions, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,586,686
Unrealized depreciation	(331,631)
Net unrealized appreciation (depreciation)	$ 3,255,055
Cost for federal income tax purposes	$ 21,175,337

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $6,949,750 and $4,843,345, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $38 for the period.

Exchange-In-Kind. During the period, the Fund exchanged securities for shares of four newly created Fidelity Fixed-Income Central Funds, all of which are affiliated investment companies managed by FIMM, an affiliate of FMR. The Fund delivered securities to each Fixed-Income Central Fund in exchange for shares of each respective Fixed-Income Central Fund, as presented in the accompanying table. Each exchange is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Fidelity Fixed-Income Central Fund	Value of Securities Delivered (including accrued interest)	Unrealized Appreciation/ (Depreciation)	Shares of Fixed-Income Central Fund Exchanged
1-3 Year Duration Securitized Bond Central Fund	$ 230,085	$ (166)	2,301
2-5 Year Duration Securitized Bond Central Fund	248,230	(834)	2,482
Corporate Bond 1-10 Year Central Fund	1,184,585	(1,232)	11,846
Mortgage Backed Securities Central Fund	1,438,651	(8,178)	14,387
Total	$ 3,101,551	$ (10,410)	31,016

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $10,434. The weighted average interest rate was 5.51%. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $175 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $32 and $671, respectively.

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisers

Fidelity International Investment
Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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Fidelity®

Puritan®

Fund

Semiannual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Notes to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Notes to Shareholders:

As discussed in prior shareholder reports, the fund changed its investment approach in the way it invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade securities. Central funds are Fidelity mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market sector, such as corporate bonds or mortgage-backed securities. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt by investing directly in central funds. Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them.

It's important to point out that investing in central funds does not impact the fund's investment objective or risk profile, only the mechanics of how we manage its investment portfolio. The portfolio managers continue to be responsible for choosing appropriate investments for their funds, whether they elect to purchase shares of a central fund or individual securities. Fidelity does not charge any additional management fees for central funds.

Investing in central funds does change the way this report presents the fund's holdings. The Investments section continues to list direct investments of the fund, including each central fund. However, many of the individual investment-grade debt securities previously held by the fund were transferred to the central funds, so they are no longer directly held and thus not listed. Information on the underlying holdings of the fixed-income central funds is available at fidelity.com, and the financial statements are available upon request.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Actual	$ 1,000.00	$ 1,082.50	$ 3.15
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.77	$ 3.06

* Expenses are equal to the Fund's annualized expense ratio of .61%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Top Five Stocks as of February 28, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.0	3.3
AT&T, Inc.	2.7	1.4
Bank of America Corp.	2.1	2.2
JPMorgan Chase & Co.	1.6	1.6
American International Group, Inc.	1.5	1.7
	10.9
Top Five Bond Issuers as of February 28, 2007
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	7.6	6.4
U.S. Treasury Obligations	5.5	7.6
Freddie Mac	3.6	2.0
Government National Mortgage Association	0.4	1.1
Freescale Semiconductor, Inc.	0.3	0.0
	17.4
Top Five Market Sectors as of February 28, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.7	22.2
Consumer Discretionary	10.5	9.9
Energy	10.0	9.5
Industrials	7.9	7.7
Information Technology	7.7	6.2
Asset Allocation (% of fund's net assets)
As of February 28, 2007*		As of August 31, 2006**
	Stocks 63.2%		Stocks 63.1%
	Bonds 38.9%		Bonds 34.3%
	Convertible Securities 1.2%		Convertible Securities 1.0%
	Other Investments 1.5%		Other Investments 1.0%
	Short-Term Investments and Net Other Assets(dagger) (4.8)%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	7.3%	** Foreign investments	8.7%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

For an unaudited list of holdings for each Fidelity Fixed-Income Central Fund, visit fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments February 28, 2007

Showing Percentage of Net Assets

Common Stocks - 63.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.2%
American Axle & Manufacturing Holdings, Inc.	752,071	$ 18,448
Gentex Corp.	805,676	13,463
The Goodyear Tire & Rubber Co. (a)	1,010,300	24,874
		56,785
Automobiles - 0.7%
Hyundai Motor Co.	278,560	20,409
Monaco Coach Corp.	558,460	8,997
Peugeot Citroen SA	389,600	26,289
Renault SA	193,266	22,990
Toyota Motor Corp. sponsored ADR	615,800	82,209
Winnebago Industries, Inc.	468,563	15,238
		176,132
Diversified Consumer Services - 0.1%
Service Corp. International	2,380,900	27,928
Hotels, Restaurants & Leisure - 0.3%
Gaylord Entertainment Co. (a)	505,700	27,293
McDonald's Corp.	522,200	22,831
Vail Resorts, Inc. (a)	100,010	5,197
Wyndham Worldwide Corp. (a)	596,378	20,993
		76,314
Household Durables - 1.0%
Beazer Homes USA, Inc.	485,900	19,174
Black & Decker Corp.	165,500	13,947
KB Home	306,700	15,212
Lennar Corp. Class A	221,800	10,921
Newell Rubbermaid, Inc.	1,910,000	58,484
Sony Corp. sponsored ADR	608,400	31,503
The Stanley Works	494,629	27,487
Whirlpool Corp.	960,283	84,707
		261,435
Internet & Catalog Retail - 0.1%
Liberty Media Holding Corp. - Interactive Series A (a)	1,298,676	30,610
Leisure Equipment & Products - 0.2%
Brunswick Corp.	251,100	8,198
Eastman Kodak Co.	2,064,500	49,300
		57,498
Media - 2.8%
CBS Corp. Class B	867,762	26,337
Clear Channel Communications, Inc.	4,048,800	146,486
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp. Class A	3,665,124	$ 94,267
Gannett Co., Inc.	444,400	27,224
Grupo Televisa SA de CV (CPO) sponsored ADR	438,400	11,964
Idearc, Inc.	271,200	9,221
McGraw-Hill Companies, Inc.	56,800	3,670
R.H. Donnelley Corp.	199,100	14,246
The McClatchy Co. Class A	1,117,526	41,818
The New York Times Co. Class A (f)	1,520,920	37,612
The Reader's Digest Association, Inc. (non-vtg.)	2,121,060	35,994
The Walt Disney Co.	971,390	33,280
Time Warner, Inc.	7,684,160	156,373
Viacom, Inc. Class B (non-vtg.) (a)	1,702,575	66,469
Virgin Media, Inc.	508,760	13,335
		718,296
Multiline Retail - 0.7%
Dollar Tree Stores, Inc. (a)	831,449	28,361
Family Dollar Stores, Inc.	1,033,000	29,926
Federated Department Stores, Inc.	1,569,400	70,089
Retail Ventures, Inc. (a)	139,600	2,841
Sears Holdings Corp. (a)	139,600	25,163
Tuesday Morning Corp.	714,775	11,251
		167,631
Specialty Retail - 1.0%
AnnTaylor Stores Corp. (a)	389,650	13,829
Chico's FAS, Inc. (a)	1,592,100	35,711
Gap, Inc.	642,300	12,326
Home Depot, Inc.	3,017,100	119,477
RadioShack Corp.	2,842,200	70,970
Stage Stores, Inc.	797	17
		252,330
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	628,060	28,263
Polo Ralph Lauren Corp. Class A	237,800	20,684
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	304,793	10,643
		59,590
TOTAL CONSUMER DISCRETIONARY		1,884,549
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.4%
Beverages - 0.4%
Anheuser-Busch Companies, Inc.	1,507,600	$ 73,993
SABMiller PLC	1,502,000	33,282
		107,275
Food & Staples Retailing - 0.9%
CVS Corp.	1,536,800	48,271
Rite Aid Corp.	3,155,100	18,836
Wal-Mart Stores, Inc.	3,227,900	155,908
Winn-Dixie Stores, Inc. (a)	40,101	778
		223,793
Food Products - 0.3%
Hershey Co.	725,700	38,375
Maine Harvest ASA (a)	6,145,000	7,514
Tyson Foods, Inc. Class A	1,631,900	29,782
		75,671
Household Products - 0.7%
Colgate-Palmolive Co.	1,724,600	116,169
Kimberly-Clark Corp.	420,500	28,640
Procter & Gamble Co.	673,922	42,787
		187,596
Personal Products - 0.5%
Avon Products, Inc.	3,374,030	123,692
Tobacco - 0.6%
Altria Group, Inc.	1,857,740	156,570
TOTAL CONSUMER STAPLES		874,597
ENERGY - 8.1%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	1,882,500	122,570
BJ Services Co.	35	1
Halliburton Co.	2,006,200	61,951
Nabors Industries Ltd. (a)	1,521,636	45,588
National Oilwell Varco, Inc. (a)	350,000	24,374
Noble Corp.	906,850	63,679
Schlumberger Ltd. (NY Shares)	2,447,480	153,702
		471,865
Oil, Gas & Consumable Fuels - 6.3%
Apache Corp.	832,010	57,018
BP PLC sponsored ADR	589,626	36,345
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.	2,052,700	$ 140,836
ConocoPhillips	1,945,200	127,255
EOG Resources, Inc.	970,600	65,748
Exxon Mobil Corp.	10,774,724	772,298
Hess Corp.	960,200	50,939
Lukoil Oil Co. sponsored ADR	362,500	28,946
Occidental Petroleum Corp.	1,444,100	66,689
Spectra Energy Corp.	645,200	16,601
Total SA sponsored ADR	1,382,163	93,047
Valero Energy Corp.	2,195,280	126,558
Williams Companies, Inc.	776,400	20,940
		1,603,220
TOTAL ENERGY		2,075,085
FINANCIALS - 17.9%
Capital Markets - 2.6%
Ameriprise Financial, Inc.	653,517	38,205
Bank of New York Co., Inc.	3,317,700	134,765
Charles Schwab Corp.	655,000	12,104
KKR Private Equity Investors, LP	956,200	23,092
KKR Private Equity Investors, LP Restricted Depositary Units (g)	977,300	23,602
Mellon Financial Corp.	1,115,500	48,446
Merrill Lynch & Co., Inc.	1,676,300	140,273
Morgan Stanley	2,527,240	189,341
Nomura Holdings, Inc.	889,700	19,182
State Street Corp.	662,167	43,379
		672,389
Commercial Banks - 3.2%
Barclays PLC Sponsored ADR (f)	880,000	51,506
Fifth Third Bancorp	307,100	12,370
HSBC Holdings PLC sponsored ADR	714,600	62,599
KeyCorp	1,003,500	37,872
Lloyds TSB Group PLC	3,077,099	34,696
Marshall & Ilsley Corp.	660,800	31,408
PNC Financial Services Group, Inc.	823,286	60,355
Royal Bank of Scotland Group PLC	859,684	33,927
U.S. Bancorp, Delaware	2,137,750	76,232
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.	4,335,852	$ 240,076
Wells Fargo & Co.	5,207,000	180,683
		821,724
Consumer Finance - 0.3%
American Express Co.	847,401	48,192
Capital One Financial Corp.	303,100	23,363
		71,555
Diversified Financial Services - 5.1%
Bank of America Corp.	10,441,025	531,135
Citigroup, Inc.	6,768,092	341,112
FirstRand Ltd.	9,569,430	31,704
JPMorgan Chase & Co.	8,289,152	409,484
		1,313,435
Insurance - 5.0%
ACE Ltd.	2,811,677	157,904
AFLAC, Inc.	358,600	16,926
Allianz AG sponsored ADR	1,510,000	32,510
Allstate Corp.	1,376,100	82,649
American International Group, Inc.	5,846,237	392,283
Hartford Financial Services Group, Inc.	1,285,400	121,547
Marsh & McLennan Companies, Inc.	1,266,819	37,270
MetLife, Inc. unit	1,144,400	36,586
Montpelier Re Holdings Ltd.	1,801,522	31,364
PartnerRe Ltd.	766,950	53,288
Prudential Financial, Inc.	200,409	18,225
Swiss Reinsurance Co. (Reg.)	448,105	38,238
The Travelers Companies, Inc.	3,248,137	164,875
Willis Group Holdings Ltd.	1,284,400	50,991
XL Capital Ltd. Class A	574,900	40,818
		1,275,474
Real Estate Investment Trusts - 0.3%
Developers Diversified Realty Corp.	509,900	33,429
Equity Residential (SBI)	324,600	16,486
Health Care Property Investors, Inc.	630,800	23,195
		73,110
Real Estate Management & Development - 0.0%
Realogy Corp. (a)	1	0
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp.	556,590	21,306
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Fannie Mae	3,462,340	$ 196,419
Freddie Mac	1,531,500	98,292
MGIC Investment Corp.	625,348	37,740
		353,757
TOTAL FINANCIALS		4,581,444
HEALTH CARE - 4.3%
Biotechnology - 0.4%
Amgen, Inc. (a)	399,000	25,640
Biogen Idec, Inc. (a)	653,300	29,523
Celgene Corp. (a)	278,800	14,860
CSL Ltd.	52,200	3,194
Gilead Sciences, Inc. (a)	352,800	25,246
GTx, Inc. (a)	28,700	627
		99,090
Health Care Equipment & Supplies - 0.3%
Align Technology, Inc. (a)	25,000	411
Baxter International, Inc.	1,748,457	87,440
		87,851
Health Care Providers & Services - 0.2%
Henry Schein, Inc. (a)	110,054	5,742
Omnicare, Inc.	362,100	15,042
UnitedHealth Group, Inc.	570,987	29,806
		50,590
Health Care Technology - 0.1%
Emdeon Corp. (a)	320,000	4,781
WebMD Health Corp. Class A (a)	156,117	8,398
		13,179
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	200,000	6,718
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	2,777,600	73,301
Johnson & Johnson	2,450,600	154,510
Merck & Co., Inc.	3,543,300	156,472
Pfizer, Inc.	7,909,600	197,424
Schering-Plough Corp.	4,744,600	111,403
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sepracor, Inc. (a)	288,700	$ 15,174
Wyeth	2,999,000	146,711
		854,995
TOTAL HEALTH CARE		1,112,423
INDUSTRIALS - 6.5%
Aerospace & Defense - 1.5%
General Dynamics Corp.	396,300	30,301
Honeywell International, Inc.	3,644,400	169,246
Lockheed Martin Corp.	689,200	67,045
Northrop Grumman Corp.	275,700	19,809
Precision Castparts Corp.	133,800	12,172
The Boeing Co.	156,600	13,666
United Technologies Corp.	1,210,500	79,445
		391,684
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	220,100	15,449
Airlines - 0.0%
JetBlue Airways Corp. (a)	50,000	616
Building Products - 0.2%
Masco Corp.	1,573,253	46,962
Commercial Services & Supplies - 0.2%
Waste Management, Inc.	1,150,600	39,178
Electrical Equipment - 0.2%
Emerson Electric Co.	1,425,800	61,438
Industrial Conglomerates - 2.1%
3M Co.	1,110,630	82,275
General Electric Co.	6,743,300	235,476
Siemens AG sponsored ADR	55,000	5,810
Textron, Inc.	350,700	32,366
Tyco International Ltd.	5,883,724	181,395
		537,322
Machinery - 1.6%
Briggs & Stratton Corp. (f)	1,299,400	37,994
Caterpillar, Inc.	550,600	35,470
Deere & Co.	214,100	23,213
Dover Corp.	1,664,300	79,537
Eaton Corp.	317,500	25,721
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	452,200	$ 23,379
Ingersoll-Rand Co. Ltd. Class A	1,178,200	51,028
Navistar International Corp. (a)	708,305	28,722
SPX Corp.	1,459,826	102,042
		407,106
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	1,341,300	106,218
Hertz Global Holdings, Inc.	551,800	11,731
Laidlaw International, Inc.	279,300	9,546
Union Pacific Corp.	397,200	39,176
		166,671
TOTAL INDUSTRIALS		1,666,426
INFORMATION TECHNOLOGY - 6.7%
Communications Equipment - 0.8%
Alcatel-Lucent SA sponsored ADR	3,029,276	38,866
Cisco Systems, Inc. (a)	2,974,600	77,161
Harris Corp.	502,900	24,682
Lucent Technologies, Inc. warrants 12/10/07 (a)	10,603	2
Motorola, Inc.	2,233,253	41,360
Nortel Networks Corp. (a)	413,280	12,389
Research In Motion Ltd. (a)	86,100	12,107
		206,567
Computers & Peripherals - 1.5%
Apple, Inc. (a)	354,500	29,994
EMC Corp. (a)	4,115,800	57,415
Hewlett-Packard Co.	3,800,102	149,648
Imation Corp.	445,700	18,546
International Business Machines Corp.	1,108,000	103,055
Sun Microsystems, Inc. (a)	5,462,925	33,488
		392,146
Electronic Equipment & Instruments - 0.8%
Acacia Research Corp. - Acacia Technologies (a)	75,141	1,038
Agilent Technologies, Inc. (a)	1,240,100	39,336
Amphenol Corp. Class A	34,100	2,201
Arrow Electronics, Inc. (a)	1,120,700	42,945
Avnet, Inc. (a)	2,163,470	79,118
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Solectron Corp. (a)	7,943,700	$ 25,579
Tektronix, Inc.	446,700	12,780
		202,997
Internet Software & Services - 0.2%
Google, Inc. Class A (sub. vtg.) (a)	20,700	9,304
VeriSign, Inc. (a)	33,200	840
Yahoo!, Inc. (a)	967,100	29,845
		39,989
IT Services - 0.6%
Cognizant Technology Solutions Corp. Class A (a)	762,300	68,759
First Data Corp.	512,100	13,074
Infosys Technologies Ltd. sponsored ADR	222,500	12,073
MoneyGram International, Inc.	1,274,900	38,323
The Western Union Co.	607,500	13,165
Unisys Corp. (a)	920,600	7,816
		153,210
Office Electronics - 0.4%
Xerox Corp.	5,567,110	96,144
Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.	1,887,800	68,433
Applied Materials, Inc.	3,359,200	62,380
Broadcom Corp. Class A (a)	345,800	11,788
Intel Corp.	6,438,240	127,799
LSI Logic Corp. (a)	100,300	1,017
Marvell Technology Group Ltd. (a)	487,000	9,993
Micron Technology, Inc. (a)	1,868,400	22,159
National Semiconductor Corp.	2,921,489	74,849
Samsung Electronics Co. Ltd.	25,690	15,467
Skyworks Solutions, Inc. (a)	756,400	4,992
Spansion, Inc. Class A (a)	97,800	1,189
Teradyne, Inc. (a)	1,515,800	24,435
Verigy Ltd.	396,432	9,312
		433,813
Software - 0.7%
Microsoft Corp.	4,091,600	115,260
Oracle Corp. (a)	1,018,500	16,734
Salesforce.com, Inc. (a)	150,000	6,489
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp. (a)	2,094,967	$ 35,824
Ubisoft Entertainment SA (a)	165,488	7,293
		181,600
TOTAL INFORMATION TECHNOLOGY		1,706,466
MATERIALS - 2.4%
Chemicals - 1.3%
Agrium, Inc.	260,300	9,991
Air Products & Chemicals, Inc.	888,300	66,463
Arkema (a)	16,970	834
Arkema sponsored ADR (a)	316,910	15,703
Ashland, Inc.	195,500	12,821
Bayer AG sponsored ADR	378,500	21,760
Celanese Corp. Class A	928,100	26,525
Chemtura Corp.	2,897,750	33,266
Dow Chemical Co.	931,600	40,804
E.I. du Pont de Nemours & Co.	836,100	42,432
Georgia Gulf Corp.	1,042,240	19,990
PolyOne Corp. (a)	1,588,800	10,661
Potash Corp. of Saskatchewan, Inc.	64,000	10,100
Rohm & Haas Co.	229,400	12,126
Tronox, Inc. Class B	242,123	3,593
		327,069
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp.	3,699,507	45,652
Metals & Mining - 0.5%
Alcan, Inc.	817,200	42,497
Alcoa, Inc.	3,077,300	102,813
		145,310
Paper & Forest Products - 0.4%
International Paper Co.	1,573,100	56,647
Weyerhaeuser Co. (f)	594,600	51,058
		107,705
TOTAL MATERIALS		625,736
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 3.9%
AT&T, Inc.	19,041,524	700,728
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Communications, Inc. (a)	2,861,700	$ 18,801
Qwest Communications International, Inc. (a)	8,302,300	73,724
Telkom SA Ltd. sponsored ADR	440,825	39,895
Verizon Communications, Inc.	4,277,400	160,103
		993,251
Wireless Telecommunication Services - 0.4%
DigitalGlobe, Inc. (a)(g)	15,842	40
MTN Group Ltd.	695,900	8,471
Sprint Nextel Corp.	3,236,000	62,390
Vodafone Group PLC sponsored ADR	1,154,875	32,221
		103,122
TOTAL TELECOMMUNICATION SERVICES		1,096,373
UTILITIES - 2.2%
Electric Utilities - 0.7%
Duke Energy Corp.	1,290,400	25,408
Entergy Corp.	908,700	89,689
Exelon Corp.	883,400	58,243
Portland General Electric Co.	10,553	299
		173,639
Gas Utilities - 0.0%
AGL Resources, Inc.	111,650	4,548
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	2,270,300	48,403
TXU Corp.	1,136,438	75,175
		123,578
Multi-Utilities - 1.0%
Dominion Resources, Inc.	1,043,900	89,285
Public Service Enterprise Group, Inc.	1,263,000	94,599
Wisconsin Energy Corp.	1,857,800	89,082
		272,966
TOTAL UTILITIES		574,731
TOTAL COMMON STOCKS (Cost $11,768,638)		16,197,830
Preferred Stocks - 0.6%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Ford Motor Co. Capital Trust II 6.50%	561,900	$ 20,717
General Motors Corp.:
Series A, 4.50%	414,900	10,360
Series B, 5.25%	501,100	10,638
Series C, 6.25%	369,100	8,622
		50,337
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	485,200	11,281
TOTAL CONSUMER DISCRETIONARY		61,618
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp.:
4.50%	56,300	5,468
6.25%	24,000	6,241
El Paso Corp. 4.99%	9,100	11,633
		23,342
FINANCIALS - 0.1%
Insurance - 0.1%
Conseco, Inc. Series B, 5.50%	194,000	4,811
Travelers Property Casualty Corp. 4.50%	289,800	7,428
XL Capital Ltd. 6.50%	649,600	15,266
		27,505
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	255,700	14,214
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	8,700	334
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	96,900	4,457
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc. Series A, 5.75%	23,200	$ 7,041
TOTAL CONVERTIBLE PREFERRED STOCKS		138,511
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Spanish Broadcasting System, Inc. Class B, 10.75%	1,498	1,633
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Fannie Mae 7.00%	84,400	4,535
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fresenius Medical Care Capital Trust II 7.875%	3,790	3,876
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	187	1
Wireless Telecommunication Services - 0.1%
Rural Cellular Corp. 12.25% pay-in-kind	8,043	9,491
TOTAL TELECOMMUNICATION SERVICES		9,492
UTILITIES - 0.0%
Electric Utilities - 0.0%
Entergy Gulf States, Inc. Series A (j)	14,789	1,478
TOTAL NONCONVERTIBLE PREFERRED STOCKS		21,014
TOTAL PREFERRED STOCKS (Cost $164,360)		159,525
Corporate Bonds - 9.9%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.7%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 13,060	$ 14,618
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 4.5% 5/15/15	4,900	5,782
Media - 0.2%
Liberty Media Corp.:
4% 11/15/29 (g)	17,982	12,116
3.5% 1/15/31 (g)	11,841	11,788
News America, Inc. liquid yield option note 0% 2/28/21 (g)	28,330	16,786
		40,690
TOTAL CONSUMER DISCRETIONARY		61,090
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc.:
2.75% 2/15/24	7,950	9,369
3% 8/15/24	2,000	2,567
		11,936
Airlines - 0.1%
UAL Corp. 4.5% 6/30/21 (g)	11,890	16,389
Industrial Conglomerates - 0.0%
Tyco International Group SA yankee 3.125% 1/15/23	7,030	10,133
TOTAL INDUSTRIALS		38,458
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Intel Corp. 2.95% 12/15/35	7,000	6,219
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc.:
3.5% 6/15/12	8,650	11,992
5.25% 12/15/11 (g)	16,070	28,651
5.25% 12/15/11	5,320	9,485
		50,128
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
ICO North America, Inc. 7.5% 8/15/09 (m)	$ 5,390	$ 5,660
TOTAL TELECOMMUNICATION SERVICES		55,788
TOTAL CONVERTIBLE BONDS		161,555
Nonconvertible Bonds - 9.2%
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.0%
The Goodyear Tire & Rubber Co. 8.625% 12/1/11 (g)	1,550	1,639
Visteon Corp.:
7% 3/10/14	1,510	1,329
8.25% 8/1/10	6,000	6,218
		9,186
Automobiles - 0.0%
General Motors Corp. 8.375% 7/15/33	12,000	11,070
Diversified Consumer Services - 0.1%
Affinion Group, Inc.:
10.125% 10/15/13	9,000	9,675
11.5% 10/15/15	9,660	10,433
Education Management LLC/Education Management Finance Corp.:
8.75% 6/1/14	10,995	11,572
10.25% 6/1/16	6,215	6,743
		38,423
Hotels, Restaurants & Leisure - 0.2%
Carrols Corp. 9% 1/15/13	5,860	6,058
Chukchansi Economic Development Authority:
8% 11/15/13 (g)	1,890	1,966
8.8769% 11/15/12 (g)(j)	1,140	1,173
MGM Mirage, Inc.:
6% 10/1/09	420	419
6.75% 9/1/12	2,000	1,998
6.75% 4/1/13	7,520	7,492
8.5% 9/15/10	6,840	7,336
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (g)	1,080	1,108
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Six Flags, Inc. 9.625% 6/1/14	$ 11,230	$ 10,837
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)	1,610	1,256
9% 1/15/12	2,940	3,043
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (g)	884	937
		43,623
Household Durables - 0.0%
Beazer Homes USA, Inc. 8.625% 5/15/11	3,140	3,226
Simmons Bedding Co. 0% 12/15/14 (e)	4,275	3,516
Technical Olympic USA, Inc. 9% 7/1/10	230	228
		6,970
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	1,945	1,945
Media - 1.0%
CanWest Media, Inc. 8% 9/15/12	8,625	8,970
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	15,730	16,399
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10	7,240	7,656
10.25% 9/15/10	12,244	12,948
10.25% 10/1/13	9,000	9,765
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (g)	10,000	10,450
Comcast Corp. 6.45% 3/15/37	17,114	17,907
CSC Holdings, Inc. 7.625% 4/1/11	3,440	3,535
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10	1,630	1,699
9.875% 8/15/13	1,865	2,033
Dex Media, Inc.:
0% 11/15/13 (e)	295	272
8% 11/15/13	1,750	1,824
EchoStar Communications Corp.:
6.375% 10/1/11	8,000	7,980
6.625% 10/1/14	3,000	3,015
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar Communications Corp.: - continued
7.125% 2/1/16	$ 5,000	$ 5,163
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	2,515	2,528
Lamar Media Corp. 7.25% 1/1/13	1,290	1,316
LBI Media Holdings, Inc. 0% 10/15/13 (e)	4,450	3,872
LBI Media, Inc. 10.125% 7/15/12	4,060	4,263
Liberty Media Corp.:
5.7% 5/15/13	10,465	9,903
8.25% 2/1/30	18,280	18,675
MediMedia USA, Inc. 11.375% 11/15/14 (g)	1,170	1,229
Muzak LLC/Muzak Finance Corp. 10% 2/15/09	6,000	5,820
News America Holdings, Inc. 7.75% 12/1/45	18,112	21,633
News America, Inc. 6.2% 12/15/34	5,885	5,914
Nexstar Broadcasting, Inc. 7% 1/15/14	8,000	7,680
PanAmSat Corp.:
6.375% 1/15/08	2,720	2,720
9% 8/15/14	4,264	4,616
9% 6/15/16 (g)	3,000	3,285
Radio One, Inc. 8.875% 7/1/11	4,005	4,145
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)	4,000	4,230
10.375% 9/1/14 (g)	12,000	13,365
The Reader's Digest Association, Inc.:
6.5% 3/1/11	4,180	4,347
9% 2/15/17 (g)	4,530	4,507
Time Warner, Inc. 6.5% 11/15/36	7,450	7,729
Valassis Communications, Inc. 8.25% 3/1/15 (g)	7,630	7,620
		249,013
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8% 3/15/14	8,000	8,180
GNC Parent Corp. 12.14% 12/1/11 pay-in-kind (g)(j)	7,455	7,697
GSC Holdings Corp./Gamestop, Inc.:
8% 10/1/12	11,125	11,737
9.235% 10/1/11 (j)	5,000	5,200
Michaels Stores, Inc.:
10% 11/1/14 (g)	11,235	12,078
11.375% 11/1/16 (g)	11,980	13,058
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Nebraska Book Co., Inc. 8.625% 3/15/12	$ 4,380	$ 4,402
Sally Holdings LLC:
9.25% 11/15/14 (g)	2,050	2,117
10.5% 11/15/16 (g)	6,535	6,764
Sonic Automotive, Inc. 8.625% 8/15/13	5,000	5,175
		76,408
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 8.735% 12/15/14 (g)(j)	2,420	2,474
Jostens IH Corp. 7.625% 10/1/12	1,430	1,451
Levi Strauss & Co.:
8.875% 4/1/16	6,000	6,450
12.25% 12/15/12	4,780	5,282
		15,657
TOTAL CONSUMER DISCRETIONARY		452,295
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Beverages & More, Inc. 9.25% 3/1/12 (g)	3,870	3,928
Food & Staples Retailing - 0.0%
Rite Aid Corp. 7.5% 3/1/17	9,320	9,227
Food Products - 0.1%
NPI Merger Corp.:
9.4% 10/15/13 (g)(j)	540	558
10.75% 4/15/14 (g)	10,590	11,583
Pierre Foods, Inc. 9.875% 7/15/12	11,190	11,498
Swift & Co. 12.5% 1/1/10	4,980	5,217
		28,856
Personal Products - 0.1%
Revlon Consumer Products Corp.:
8.625% 2/1/08	9,235	9,096
9.5% 4/1/11	7,000	6,738
		15,834
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - 0.1%
Reynolds American, Inc.:
7.625% 6/1/16	$ 8,500	$ 9,201
7.75% 6/1/18	8,500	9,265
		18,466
TOTAL CONSUMER STAPLES		76,311
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17 (g)	1,800	1,791
Complete Production Services, Inc. 8% 12/15/16 (g)	8,170	8,333
Hanover Compressor Co.:
7.5% 4/15/13	660	668
9% 6/1/14	1,890	2,032
Hanover Equipment Trust 8.75% 9/1/11	2,710	2,805
Pride International, Inc. 7.375% 7/15/14	3,000	3,098
		18,727
Oil, Gas & Consumable Fuels - 1.1%
Arch Western Finance LLC 6.75% 7/1/13	4,960	4,910
Atlas Pipeline Partners LP 8.125% 12/15/15	3,520	3,648
Chaparral Energy, Inc.:
8.5% 12/1/15	3,120	3,112
8.875% 2/1/17 (g)	3,090	3,136
Chesapeake Energy Corp.:
6.375% 6/15/15	4,000	3,975
6.5% 8/15/17	14,280	14,084
6.625% 1/15/16	8,000	8,000
Colorado Interstate Gas Co.:
5.95% 3/15/15	7,000	7,009
6.8% 11/15/15	5,000	5,288
Drummond Co., Inc. 7.375% 2/15/16 (g)	12,040	11,558
Duke Capital LLC 6.75% 2/15/32	2,454	2,548
Duke Energy Field Services 6.45% 11/3/36 (g)	8,320	8,727
El Paso Corp.:
6.375% 2/1/09	1,285	1,299
6.5% 6/1/08	3,245	3,262
6.95% 6/1/28	180	182
7.875% 6/15/12	3,410	3,674
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
El Paso Energy Corp.:
6.95% 12/15/07	$ 3,730	$ 3,753
7.375% 12/15/12	2,640	2,795
7.8% 8/1/31	1,020	1,104
8.05% 10/15/30	655	733
Encore Acquisition Co. 7.25% 12/1/17	6,000	5,805
EXCO Resources, Inc. 7.25% 1/15/11	1,120	1,134
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	1,810	1,846
Kinder Morgan Energy Partners LP 5.125% 11/15/14	10,945	10,645
Massey Energy Co. 6.875% 12/15/13	15,565	14,865
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (g)	3,700	3,601
Nexen, Inc. 5.875% 3/10/35	2,365	2,297
Northwest Pipeline Corp.:
7% 6/15/16	6,000	6,435
8.125% 3/1/10	1,290	1,343
OPTI Canada, Inc. 8.25% 12/15/14 (g)	5,780	5,982
Peabody Energy Corp.:
7.375% 11/1/16	6,920	7,266
7.875% 11/1/26	17,300	18,425
Pemex Project Funding Master Trust 6.625% 6/15/35	4,500	4,658
Petrohawk Energy Corp. 9.125% 7/15/13	22,000	23,155
Plains All American Pipeline LP 6.65% 1/15/37 (g)	8,390	8,815
Range Resources Corp.:
7.375% 7/15/13	1,330	1,363
7.5% 5/15/16	3,240	3,313
Ras Laffan LNG III 6.332% 9/30/27 (g)	5,710	5,889
Ship Finance International Ltd. 8.5% 12/15/13	10,070	10,297
Stone Energy Corp. 6.75% 12/15/14	11,580	10,827
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (g)	1,580	1,604
Teekay Shipping Corp. 8.875% 7/15/11	10,030	10,782
Tennessee Gas Pipeline Co.:
7.5% 4/1/17	255	286
8.375% 6/15/32	765	950
Williams Companies, Inc.:
6.375% 10/1/10 (g)	8,000	8,050
7.625% 7/15/19	2,350	2,532
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Companies, Inc.: - continued
8.125% 3/15/12	$ 10,630	$ 11,546
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17 (g)	5,500	5,741
		282,249
TOTAL ENERGY		300,976
FINANCIALS - 0.9%
Capital Markets - 0.1%
JPMorgan Chase Capital XX 6.55% 9/29/36	11,345	11,815
Commercial Banks - 0.0%
Bank of America NA 6% 10/15/36	2,735	2,848
HSBC Holdings PLC 6.5% 5/2/36	6,610	7,247
		10,095
Consumer Finance - 0.4%
Ford Motor Credit Co.:
6.625% 6/16/08	6,000	6,016
7.375% 2/1/11	12,000	11,932
8% 12/15/16	5,770	5,698
9.81% 4/15/12 (j)	18,765	20,219
9.875% 8/10/11	6,910	7,456
General Motors Acceptance Corp.:
6.875% 9/15/11	8,000	8,100
8% 11/1/31	35,000	38,850
GMAC LLC 6% 12/15/11	4,000	3,910
Nelnet, Inc. 7.4% 9/29/36 (j)	4,535	4,708
Triad Acquisition Corp. 11.125% 5/1/13	2,125	1,944
		108,833
Diversified Financial Services - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
8.75% 11/15/13	7,000	7,315
9.485% 12/15/10 (j)	4,000	4,080
El Paso Performance-Linked Trust 7.75% 7/15/11 (g)	12,000	12,780
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	675	709
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (g)	9,370	9,358
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Hilcorp Energy I LP/Hilcorp Finance Co.: - continued
9% 6/1/16 (g)	$ 5,690	$ 6,031
Yankee Acquisition Corp.:
8.5% 2/15/15 (g)	1,600	1,640
9.75% 2/15/17 (g)	1,010	1,035
		42,948
Real Estate Investment Trusts - 0.2%
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	2,710	2,771
Duke Realty LP:
5.5% 3/1/16	2,930	2,934
5.625% 8/15/11	2,570	2,617
Omega Healthcare Investors, Inc. 7% 1/15/16	4,090	4,131
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)	7,000	7,212
Senior Housing Properties Trust 8.625% 1/15/12	5,910	6,457
Ventas Realty LP:
6.5% 6/1/16	6,860	6,911
6.625% 10/15/14	3,440	3,474
6.75% 4/1/17	5,000	5,088
		41,595
Real Estate Management & Development - 0.0%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12	4,275	4,361
Realogy Corp. 6.5% 10/15/16 (g)	3,500	3,663
		8,024
Thrifts & Mortgage Finance - 0.0%
Residential Capital Corp. 6.5% 4/17/13	5,000	5,048
TOTAL FINANCIALS		228,358
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.0%
Accellent, Inc. 10.5% 12/1/13	4,330	4,471
Health Care Providers & Services - 0.8%
AmeriPath Intermediate Holdings, Inc. 10.65% 2/15/14 pay-in-kind (g)(j)	2,640	2,640
AmeriPath, Inc. 10.5% 4/1/13	11,710	12,588
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	4,520	4,961
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Community Health Systems, Inc. 6.5% 12/15/12	$ 550	$ 547
Concentra Operating Corp. 9.5% 8/15/10	635	672
CRC Health Group, Inc. 10.75% 2/1/16	2,190	2,409
DaVita, Inc.:
6.625% 3/15/13	13,205	13,188
6.625% 3/15/13 (g)	7,000	6,983
7.25% 3/15/15	10,520	10,599
HCA, Inc.:
6.5% 2/15/16	10,375	8,897
9.25% 11/15/16 (g)	22,430	24,056
9.625% 11/15/16 pay-in-kind (g)	20,210	21,827
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	12,000	12,360
LifeCare Holdings, Inc. 9.25% 8/15/13	8,000	6,440
Multiplan, Inc. 10.375% 4/15/16 (g)	7,945	8,243
Psychiatric Solutions, Inc. 7.75% 7/15/15	3,725	3,790
ResCare, Inc. 7.75% 10/15/13	3,410	3,487
Rural/Metro Corp.:
0% 3/15/16 (e)	7,610	5,879
9.875% 3/15/15	11,730	12,434
Skilled Healthcare Group, Inc. 11% 1/15/14 (g)	12,100	13,431
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	6,460	6,767
Tenet Healthcare Corp.:
7.375% 2/1/13	5,605	5,255
9.25% 2/1/15	10,000	10,000
US Oncology Holdings, Inc. 10.675% 3/15/15 (j)	7,882	8,059
		205,512
Pharmaceuticals - 0.0%
CDRV Investors, Inc. 0% 1/1/15 (e)	385	309
TOTAL HEALTH CARE		210,292
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.2%
Alliant Techsystems, Inc. 6.75% 4/1/16	8,070	8,080
Bombardier, Inc.:
6.3% 5/1/14 (g)	10,420	9,977
7.45% 5/1/34 (g)	2,340	2,211
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
Bombardier, Inc.: - continued
8% 11/15/14 (g)	$ 8,765	$ 9,159
DRS Technologies, Inc.:
6.625% 2/1/16	3,760	3,769
7.625% 2/1/18	1,830	1,876
Orbimage Holdings, Inc. 14.8669% 7/1/12 (j)	2,180	2,431
Transdigm, Inc. 7.75% 7/15/14 (g)	2,350	2,421
		39,924
Airlines - 0.1%
AMR Corp. 10.2% 3/15/20	3,445	3,548
Continental Airlines, Inc. pass thru trust certificates:
8.388% 5/1/22	105	110
9.798% 4/1/21	6,899	7,624
Delta Air Lines, Inc.:
7.9% 12/15/09 (d)	8,225	4,853
8.3% 12/15/29 (d)	14,151	8,420
Delta Air Lines, Inc. pass thru trust certificates 7.779% 1/2/12	2,112	2,128
Northwest Airlines Trust 10.23% 6/21/14	805	845
Northwest Airlines, Inc. pass thru trust certificates 7.691% 4/1/17	113	113
		27,641
Commercial Services & Supplies - 0.2%
Allied Security Escrow Corp. 11.375% 7/15/11	7,320	7,503
Allied Waste North America, Inc.:
7.125% 5/15/16	3,000	3,030
7.375% 4/15/14	5,000	5,075
Aramark Corp.:
8.5% 2/1/15 (g)	3,040	3,154
8.86% 2/1/15 (g)(j)	1,770	1,825
Browning-Ferris Industries, Inc. 9.25% 5/1/21	1,350	1,451
FTI Consulting, Inc.:
7.625% 6/15/13	920	956
7.75% 10/1/16	1,800	1,899
Interface, Inc. 9.5% 2/1/14	1,525	1,636
Mac-Gray Corp. 7.625% 8/15/15	5,400	5,468
R.H. Donnelley Finance Corp. I 10.875% 12/15/12 (g)	2,170	2,357
Rental Service Corp. 9.5% 12/1/14 (g)	4,510	4,814
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
West Corp.:
9.5% 10/15/14 (g)	$ 4,000	$ 4,185
11% 10/15/16 (g)	6,000	6,443
		49,796
Electrical Equipment - 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13	9,378	9,472
Industrial Conglomerates - 0.0%
Siemens Financieringsmaatschap NV 6.125% 8/17/26 (g)	11,300	11,763
Machinery - 0.1%
Case New Holland, Inc. 9.25% 8/1/11	5,000	5,275
Columbus McKinnon Corp. 8.875% 11/1/13	590	625
Commercial Vehicle Group, Inc. 8% 7/1/13	1,730	1,730
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16 (g)	1,210	1,240
9.5% 8/1/14 (g)	5,590	5,883
11.75% 8/1/16 (g)	3,870	4,218
		18,971
Marine - 0.0%
H-Lines Finance Holding Corp. 0% 4/1/13 (e)	818	777
Horizon Lines LLC/Horizon Lines Holdings Corp. 9% 11/1/12	874	918
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (g)	6,000	6,165
		7,860
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.75% 5/15/16 (g)	1,650	1,683
Kansas City Southern de Mexico, S. de RL de CV 7.625% 12/1/13 (g)	2,390	2,408
Kansas City Southern Railway Co.:
7.5% 6/15/09	8,005	8,165
9.5% 10/1/08	460	477
TFM SA de CV 9.375% 5/1/12	4,220	4,515
		17,248
Trading Companies & Distributors - 0.2%
Ashtead Capital, Inc. 9% 8/15/16 (g)	4,500	4,883
Ashtead Holdings PLC 8.625% 8/1/15 (g)	1,490	1,576
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12	$ 13,720	$ 15,264
VWR International, Inc. 8% 4/15/14	18,705	18,986
		40,709
TOTAL INDUSTRIALS		223,384
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
L-3 Communications Corp. 5.875% 1/15/15	3,695	3,607
Lucent Technologies, Inc. 6.5% 1/15/28	7,000	6,335
Nortel Networks Corp.:
9.61% 7/15/11 (g)(j)	8,000	8,540
10.125% 7/15/13 (g)	7,880	8,688
		27,170
Electronic Equipment & Instruments - 0.1%
Itron, Inc. 7.75% 5/15/12	860	877
NXP BV 7.875% 10/15/14 (g)	8,000	8,260
Solectron Global Finance Ltd. 8% 3/15/16	1,480	1,476
		10,613
IT Services - 0.2%
Iron Mountain, Inc.:
6.625% 1/1/16	7,000	6,685
7.75% 1/15/15	8,000	8,120
8.25% 7/1/11	815	816
8.625% 4/1/13	370	379
8.75% 7/15/18	320	340
SunGard Data Systems, Inc.:
4.875% 1/15/14	25,115	22,729
9.125% 8/15/13	6,630	7,061
9.9% 8/15/13 (j)	3,550	3,710
10.25% 8/15/15	10,170	11,009
		60,849
Office Electronics - 0.0%
Xerox Corp. 7.625% 6/15/13	7,130	7,451
Semiconductors & Semiconductor Equipment - 0.4%
Amkor Technology, Inc. 9.25% 6/1/16	8,795	8,993
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Avago Technologies Finance Ltd.:
10.8694% 6/1/13 (j)	$ 6,000	$ 6,270
11.875% 12/1/15	9,000	9,945
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (g)	6,770	6,872
9.125% 12/15/14 pay-in-kind (g)	35,240	35,638
10.125% 12/15/16 (g)	38,880	39,658
		107,376
Software - 0.1%
Activant Solutions, Inc. 9.5% 5/1/16	1,590	1,558
Open Solutions, Inc. 9.75% 2/1/15 (g)	1,300	1,344
Serena Software, Inc. 10.375% 3/15/16	10,960	11,892
SS&C Technologies, Inc. 11.75% 12/1/13	9,570	10,647
UGS Capital Corp. II 10.34813% 6/1/11 pay-in-kind (g)(j)	4,498	4,587
		30,028
TOTAL INFORMATION TECHNOLOGY		243,487
MATERIALS - 0.4%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	6,675	7,216
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	6,500	7,150
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp. Series A, 0% 10/1/14 (e)	4	4
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	4,160	4,404
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16	4,135	4,373
Innophos, Inc. 8.875% 8/15/14	6,730	6,982
Koppers, Inc. 9.875% 10/15/13	722	787
Lyondell Chemical Co. 8.25% 9/15/16	5,650	6,116
Phibro Animal Health Corp. 10% 8/1/13 (g)	3,650	3,869
		40,901
Containers & Packaging - 0.1%
BWAY Corp. 10% 10/15/10	840	882
Crown Americas LLC/Crown Americas Capital Corp.:
7.625% 11/15/13	4,000	4,140
7.75% 11/15/15	4,000	4,190
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12	2,750	2,805
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	$ 2,390	$ 2,366
7.75% 5/15/11	1,760	1,813
8.875% 2/15/09	9,730	9,925
Owens-Illinois, Inc.:
7.5% 5/15/10	770	787
7.8% 5/15/18	350	361
8.1% 5/15/07	1,630	1,630
		28,899
Metals & Mining - 0.2%
AK Steel Corp. 7.75% 6/15/12	6,000	6,135
Aleris International, Inc.:
9% 12/15/14 (g)	4,080	4,284
10% 12/15/16 (g)	4,110	4,336
Compass Minerals International, Inc. 0% 12/15/12 (e)	4,550	4,550
FMG Finance Property Ltd. 10.625% 9/1/16 (g)	7,000	7,928
Newmont Mining Corp. 5.875% 4/1/35	10,915	10,498
RathGibson, Inc. 11.25% 2/15/14	4,385	4,676
Tube City IMS Corp. 9.75% 2/1/15 (g)	560	585
		42,992
Paper & Forest Products - 0.0%
Stone Container Corp. 9.75% 2/1/11	1,994	2,064
TOTAL MATERIALS		114,856
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.1%
AT&T, Inc. 6.8% 5/15/36	12,900	14,140
BellSouth Capital Funding Corp. 7.875% 2/15/30	6,490	7,774
BellSouth Corp. 6.55% 6/15/34	4,075	4,316
British Telecommunications PLC 8.875% 12/15/30	3,080	4,330
Broadview Networks Holdings, Inc. 11.375% 9/1/12 (g)	6,610	7,007
Citizens Communications Co. 7.875% 1/15/27 (g)	7,000	7,070
Embarq Corp.:
7.082% 6/1/16	524	542
7.995% 6/1/36	18,964	20,135
Eschelon Operating Co. 8.375% 3/15/10	1,620	1,565
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Intelsat Bermuda Ltd. 8.8719% 1/15/15 (g)(j)	$ 5,000	$ 5,113
Intelsat Ltd.:
6.5% 11/1/13	7,605	6,911
9.25% 6/15/16 (g)	9,000	9,923
11.25% 6/15/16 (g)	12,145	13,754
Level 3 Communications, Inc. 11.5% 3/1/10	6,000	6,690
Level 3 Financing, Inc.:
8.75% 2/15/17 (g)	6,530	6,555
9.25% 11/1/14 (g)	11,945	12,258
12.25% 3/15/13	8,360	9,760
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)	2,340	2,510
Qwest Corp.:
7.5% 10/1/14	7,000	7,455
7.625% 6/15/15	10,930	11,736
8.875% 3/15/12	16,520	18,255
Sprint Capital Corp.:
6.875% 11/15/28	21,425	21,845
8.75% 3/15/32	4,605	5,619
Telecom Italia Capital SA:
6% 9/30/34	6,000	5,609
7.2% 7/18/36	8,995	9,677
Telefonica Emisiones SAU 7.045% 6/20/36	11,230	12,452
U.S. West Communications:
6.875% 9/15/33	8,020	7,739
7.2% 11/10/26	845	856
7.25% 9/15/25	840	874
Verizon Global Funding Corp.:
5.85% 9/15/35	6,440	6,282
7.75% 12/1/30	4,320	5,164
Windstream Corp.:
7% 3/15/19 (g)	5,000	5,044
8.125% 8/1/13	6,360	6,885
8.625% 8/1/16	5,380	5,905
		271,750
Wireless Telecommunication Services - 0.2%
American Tower Corp. 7.125% 10/15/12	4,000	4,100
American Towers, Inc. 7.25% 12/1/11	3,500	3,605
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Digicel Group Ltd.:
8.875% 1/15/15 (g)	$ 7,420	$ 7,253
9.125% 1/15/15 pay-in-kind (g)	6,040	5,866
Digicel Ltd. 9.25% 9/1/12 (g)	4,120	4,367
Dobson Cellular Systems, Inc. 8.375% 11/1/11	6,435	6,853
Intelsat Subsidiary Holding Co. Ltd. 8.25% 1/15/13	5,000	5,206
MetroPCS Wireless, Inc. 9.25% 11/1/14 (g)	11,855	12,477
Rural Cellular Corp. 8.25% 3/15/12	2,590	2,687
		52,414
TOTAL TELECOMMUNICATION SERVICES		324,164
UTILITIES - 0.8%
Electric Utilities - 0.3%
Appalachian Power Co. 6.375% 4/1/36	6,000	6,358
Mirant Americas Generation LLC:
8.3% 5/1/11	23,000	23,633
9.125% 5/1/31	5,075	5,456
Nevada Power Co.:
5.875% 1/15/15	1,270	1,292
6.5% 5/15/18	5,100	5,293
6.65% 4/1/36	8,310	8,915
Progress Energy, Inc. 7% 10/30/31	16,200	18,450
Reliant Energy, Inc. 6.75% 12/15/14	9,645	9,983
Sierra Pacific Resources 6.75% 8/15/17	2,010	2,040
		81,420
Gas Utilities - 0.1%
NiSource Finance Corp. 5.45% 9/15/20	2,210	2,114
Sonat, Inc. 7.625% 7/15/11	5,000	5,344
Southern Natural Gas Co.:
8% 3/1/32	120	144
8.875% 3/15/10	8,610	8,987
		16,589
Independent Power Producers & Energy Traders - 0.2%
AES Corp.:
7.75% 3/1/14	4,000	4,195
8.75% 5/15/13 (g)	3,050	3,256
9.375% 9/15/10	5,451	5,921
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
AES Corp.: - continued
9.5% 6/1/09	$ 1,357	$ 1,447
Enron Corp.:
6.4% 7/15/06 (d)	3,600	1,287
6.625% 11/15/05 (d)	2,155	770
6.75% 9/1/04 (d)	1,425	506
9.125% 4/1/03 (d)	4,315	1,543
Mirant North America LLC 7.375% 12/31/13	2,640	2,716
NRG Energy, Inc.:
7.25% 2/1/14	7,530	7,662
7.375% 2/1/16	9,560	9,751
7.375% 1/15/17	3,000	3,045
		42,099
Multi-Utilities - 0.2%
Aquila, Inc. 14.875% 7/1/12	10,000	13,050
CMS Energy Corp.:
6.3% 2/1/12	4,625	4,706
6.875% 12/15/15	2,890	3,035
8.9% 7/15/08	4,085	4,233
Dominion Resources, Inc. 5.95% 6/15/35	8,900	8,971
MidAmerican Energy Holdings, Co. 6.125% 4/1/36	13,410	13,862
Utilicorp United, Inc. 8% 3/1/23	8,000	8,080
		55,937
TOTAL UTILITIES		196,045
TOTAL NONCONVERTIBLE BONDS		2,370,168
TOTAL CORPORATE BONDS (Cost $2,410,198)		2,531,723
U.S. Government and Government Agency Obligations - 7.6%

U.S. Government Agency Obligations - 2.3%
Fannie Mae:
4.375% 7/17/13	20,070	19,494
4.5% 2/15/11	18,100	17,921
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
4.625% 10/15/13	$ 30,000	$ 29,626
4.75% 12/15/10	60,000	59,906
6.125% 3/15/12	1,502	1,588
Federal Home Loan Bank 5% 9/18/09	27,625	27,763
Freddie Mac:
4.25% 7/15/09	86,460	85,321
4.5% 1/15/14	5,885	5,766
4.875% 11/15/13	17,515	17,541
5.25% 7/18/11	53,350	54,248
5.25% 11/5/12	5,610	5,593
5.625% 3/15/11	187,620	193,162
5.75% 1/15/12	60,000	62,374
Tennessee Valley Authority 5.375% 4/1/56	5,573	5,724
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		586,027
U.S. Treasury Inflation Protected Obligations - 2.2%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/15	31,704	30,411
2% 1/15/14	163,814	161,944
2.375% 4/15/11	223,224	225,394
2.5% 7/15/16	134,892	138,685
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		556,434
U.S. Treasury Obligations - 3.1%
U.S. Treasury Bonds:
4.5% 2/15/36	40,000	38,794
6.125% 8/15/29	94,250	111,922
U.S. Treasury Notes:
4% 3/15/10	6,590	6,491
4% 2/15/15	9,000	8,672
4.25% 8/15/14 (h)	69,700	68,430
4.25% 8/15/15	2,050	2,007
4.5% 11/15/15	40,800	40,634
4.625% 2/29/12 (h)	118,000	118,654
4.75% 1/31/12 (h)	223,675	225,945
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
5.125% 5/15/16	$ 128,000	$ 133,290
6% 8/15/09 (h)	42,835	44,206
TOTAL U.S. TREASURY OBLIGATIONS		799,045
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,928,679)		1,941,506
U.S. Government Agency - Mortgage Securities - 1.6%

Fannie Mae - 1.6%
5.5% 4/1/36 to 2/1/37	101,970	101,108
5.5% 3/13/37 (h)	112,000	111,036
5.5% 3/13/37 (h)(i)	200,000	198,278
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $410,217)		410,422
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (j)(l)	51,341	6,474
U.S. Government Agency - 0.1%
Fannie Mae guaranteed REMIC pass thru certificates sequential payer Series 2006-78 Class CD, 4.5% 10/25/18	26,420	26,031
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,257)		32,505
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 5.2173% 8/1/24 (g)(j)	612	551
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 7.8751% 4/29/39 (g)(j)	1,780	1,808
Ginnie Mae guaranteed REMIC pass thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	10,998	10,751
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6945% 12/10/41 (j)(l)	$ 5,413	$ 117
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (g)(j)	182	164
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $13,208)		13,391
Foreign Government and Government Agency Obligations - 0.1%

Compagnie Generale de Geophysique SA:
7.5% 5/15/15	700	718
7.75% 5/15/17	1,480	1,536
Dollarama Group LP 8.875% 8/15/12	8,125	8,531
Masonite International Corp. 11% 4/6/15 (g)	6,000	5,925
Orascom Telecom Finance SCA 7.875% 2/8/14 (g)	1,510	1,502
Stratos Global Corp. 9.875% 2/15/13	5,190	5,190
United Mexican States 6.75% 9/27/34	2,235	2,440
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $25,118)		25,842
Floating Rate Loans - 1.4%

CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.0%
Delphi Corp. term loan 8.125% 12/31/07 (j)	3,300	3,317
The Goodyear Tire & Rubber Co. Tranche 2, term loan 8.14% 4/30/10 (j)	450	453
Tower Automotive, Inc. term loan 9.9375% 8/2/07 (j)	2,000	1,995
		5,765
Automobiles - 0.2%
Ford Motor Co. term loan 8.36% 12/15/13 (j)	36,050	36,501
General Motors Corp. term loan 7.695% 11/29/13 (j)	4,900	4,949
		41,450
Diversified Consumer Services - 0.0%
Affinion Group Holdings, Inc. term loan 11.6596% 3/1/12 (j)	6,250	6,156
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. term loan 8.61% 10/1/10 (j)	1,474	1,474
Green Valley Ranch Gaming LLC:
Tranche 1LN, term loan 7.36% 2/16/14 (j)	220	222
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Green Valley Ranch Gaming LLC: - continued
Tranche 2LN, term loan 8.61% 8/6/14 (j)	$ 820	$ 833
Intrawest Resorts term loan 7.5782% 10/25/07 (j)	15,000	15,000
London Arena & Waterfront Finance LLC Tranche A, term loan 8.8531% 3/8/12 (j)	863	868
Southwest Sports Group, Inc. Tranche B, term loan 7.875% 12/22/10 (j)	7,000	6,965
Tropicana Entertainment term loan 7/3/08	460	462
		25,824
Internet & Catalog Retail - 0.0%
Oriental Trading Co., Inc. Tranche 1, term loan 8.1099% 7/31/13 (j)	5,473	5,486
Media - 0.2%
Charter Communications Operating LLC Tranche B, term loan 7.985% 4/28/13 (j)	5,000	5,013
CSC Holdings, Inc. Tranche B, term loan 7.11% 3/29/13 (j)	7,831	7,870
Hicks Sports Group LLC Tranche 2LN, term loan 10.875% 12/22/11 (j)	11,000	11,165
PanAmSat Corp. Tranche B2, term loan 7.86% 1/3/14 (j)	5,985	6,045
Revolution Studios LLC term loan 9.07% 12/21/14 (j)	6,000	6,030
Riverdeep Interactive Learning USA, Inc. term loan:
8.0956% 12/20/13 (j)	910	919
11.0656% 12/21/07 (j)	720	720
Wide Open West Finance LLC Tranche 2, term loan 10.3694% 5/1/14 (j)	3,230	3,278
		41,040
Specialty Retail - 0.0%
Michaels Stores, Inc. Tranche B, term loan 8.125% 10/31/13 (j)	5,011	5,054
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (j)	8,445	8,551
		13,605
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. term loan 9.11% 3/5/14 (j)	2,150	2,206
TOTAL CONSUMER DISCRETIONARY		141,532
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - 0.1%
Food Products - 0.0%
Bolthouse Farms, Inc. Tranche 2, term loan 10.8638% 12/16/13 (j)	$ 7,000	$ 7,070
Tobacco - 0.1%
Reynolds American, Inc. Tranche B, term loan 7.14% 5/31/12 (j)	7,960	8,000
TOTAL CONSUMER STAPLES		15,070
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Boart Longyear Holdings, Inc.:
term loan 10/6/12	300	303
Tranche 1LN, term loan 8.6138% 10/6/12 (j)	998	1,007
Express Energy Services LLC term loan 8.679% 2/22/13 (j)	10,000	10,025
		11,335
Oil, Gas & Consumable Fuels - 0.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.36% 12/28/13 (j)	786	795
Tranche D, term loan 8.36% 12/28/13 (j)	4,064	4,109
Energy XXI Gulf Coast, Inc. Tranche 2LN, term loan 10.875% 4/4/10 (j)	3,000	3,015
Sandridge Energy, Inc. term loan 10.1904% 11/21/07 (j)	7,700	7,758
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.4888% 10/31/12 (j)	356	359
term loan 7.3601% 10/31/12 (j)	1,465	1,476
		17,512
TOTAL ENERGY		28,847
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
HCP Acquisition, Inc. Tranche 2LN, term loan 9.61% 2/13/15 (j)	3,000	3,060
MGM Holdings II, Inc. Tranche B, term loan 8.6138% 4/8/12 (j)	2,561	2,580
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 12/15/14	10,000	10,225
		15,865
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (j)	$ 5,582	$ 5,651
TOTAL FINANCIALS		21,516
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
Fenwal, Inc. Tranche 2LN, term loan 10.61% 8/23/14 (j)	2,000	2,025
Health Care Providers & Services - 0.2%
Genoa Healthcare Group LLC Tranche 2, term loan 13.11% 2/4/13 (j)	2,500	2,519
Golden Gate National Senior Care LLC Tranche 2, term loan 13.1138% 9/14/11 (j)	13,000	13,163
HCA, Inc. Tranche B, term loan 7.6138% 11/17/13 (j)	20,000	20,200
LifeCare Holdings, Inc. term loan 7.57% 8/11/12 (j)	4,704	4,563
Renal Advantage, Inc. Tranche B, term loan 7.86% 9/30/12 (j)	228	229
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 8.36% 11/9/11 (j)	658	662
Tranche 2LN, term loan 12.36% 11/9/12 (j)	5,000	5,044
		46,380
Pharmaceuticals - 0.0%
Graceway Pharmaceuticals LLC Tranche 2LN, term loan 11.3444% 12/29/12 (j)	8,000	8,080
Stiefel Laboratories, Inc. term loan 6/28/14	3,900	3,949
		12,029
TOTAL HEALTH CARE		60,434
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc. Tranche 2LN, term loan 12.325% 2/21/14 (j)	210	212
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 11.1% 3/28/14 (j)	80	82
		294
Air Freight & Logistics - 0.0%
AWAS Aviation Acquisitions Ltd. Tranche 2, term loan 11.375% 3/15/13 (j)	5,559	5,629
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - 0.0%
Delta Air Lines, Inc.:
Tranche B, term loan 10.11% 3/16/08 (j)	$ 320	$ 321
Tranche C, term loan 12.86% 3/16/08 (j)	2,230	2,258
Northwest Airlines Corp. Tranche B, term loan 8.8637% 12/31/13 (j)	360	363
		2,942
Commercial Services & Supplies - 0.0%
AlixPartners LLP Tranche B, term loan 7.86% 10/12/13 (j)	1,540	1,550
Aramark Corp.:
term loan 7.47% 1/26/14 (j)	3,344	3,378
7.445% 1/26/14 (j)	236	238
Big Dumpster Merger Sub, Inc. (Wastequip, Inc.) Tranche B, term loan 7.57% 2/5/13 (j)(n)	430	433
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 11.375% 2/7/15 (j)	985	996
RSC Equipment Rental Tranche 2LN, term loan 8.8566% 11/30/13 (j)	4,680	4,739
		11,334
Machinery - 0.0%
Navistar International Corp.:
term loan 8.61% 1/19/12 (j)	352	358
7.1681% 1/19/12 (j)	128	130
		488
Trading Companies & Distributors - 0.1%
NES Rentals Holdings, Inc.:
term loan 11.125% 7/20/13 (j)	5,000	5,019
Tranche 2, term loan 12.125% 7/21/13 (j)	6,820	6,871
		11,890
TOTAL INDUSTRIALS		32,577
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
SunGard Data Systems, Inc. term loan 7.36% 2/28/14 (j)	430	434
Software - 0.0%
Intergraph Corp. Tranche 2LN, term loan 11.36% 11/29/14 (j)	4,000	4,110
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
IPC Acquisition Corp. Class 2, term loan 11.8638% 9/29/14 (j)	$ 580	$ 589
Serena Software, Inc. term loan 7.61% 3/10/13 (j)	311	314
SS&C Technologies, Inc. term loan 7.8634% 11/23/12 (j)	557	560
		5,573
TOTAL INFORMATION TECHNOLOGY		6,007
MATERIALS - 0.1%
Chemicals - 0.0%
Solutia, Inc.:
Tranche B, term loan 3/31/07	260	264
Tranche B, term loan 8.86% 3/31/08 (j)	280	284
		548
Paper & Forest Products - 0.1%
Georgia-Pacific Corp. Tranche B1, term loan 7.3547% 12/23/12 (j)	14,850	14,980
Verso Paper Finance Holdings LLC term loan 11.57% 2/1/13 (j)	2,060	2,037
		17,017
TOTAL MATERIALS		17,565
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Intelsat Bermuda Ltd. term loan 7.86% 1/12/14 (j)	2,830	2,841
Paetec Communications, Inc. Tranche B, term loan 8.82% 2/5/13 (j)	710	719
Wind Telecomunicazioni Spa term loan 12/12/11	14,864	15,272
		18,832
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Boston Generating LLC:
Credit-Linked Deposit 7.6156% 12/20/13 (j)	322	325
Tranche 1LN, revolver loan 7.6156% 12/20/13 (j)	90	91
Tranche 2LN, term loan 9.57% 6/20/14 (j)	310	319
Tranche B 1LN, term loan 7.57% 12/20/13 (j)	1,457	1,470
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
LSP Gen Finance Co. LLC Tranche 2, term loan 8.8638% 5/4/14 (j)	$ 110	$ 111
Nebraska Energy, Inc. Tranche 2LN, term loan 9.875% 5/1/14 (j)	10,780	10,942
NRG Energy, Inc.:
Credit-Linked Deposit 7.3638% 2/1/13 (j)	871	879
term loan 7.3638% 2/1/13 (j)	3,363	3,397
		17,534
TOTAL FLOATING RATE LOANS (Cost $356,908)		359,914
Fixed-Income Funds - 17.6%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (k)	3,949,186	393,813
Fidelity 2-5 Year Duration Securitized Bond Central Fund (k)	3,950,497	396,274
Fidelity Corporate Bond 1-10 Year Central Fund (k)	13,045,645	1,320,611
Fidelity Mortgage Backed Securities Central Fund (k)	16,302,961	1,630,296
Fidelity Ultra-Short Central Fund (k)	7,792,068	773,986
TOTAL FIXED-INCOME FUNDS (Cost $4,516,287)		4,514,980
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 5.35% (b)	78,784,342	78,784
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	50,547,875	50,548
TOTAL MONEY MARKET FUNDS (Cost $129,332)		129,332
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 5.29%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $13,130)	$ 13,132	$ 13,130
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $21,768,332)		26,330,100
NET OTHER ASSETS - (2.5)%		(647,096)
NET ASSETS - 100%		$ 25,683,004
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34	Oct. 2034	$ 4,600	(203)
Receive monthly notional amount multiplied by 1.45% and pay UBS upon default event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36	August 2036	8,500	(1,339)
Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon default event of JP Morgan Mortgage Acquisition Trust, par value of the notional amount of JP Morgan Mortgage Acquisition Trust Series 2006-CW2 Class MV9, 7.1244% 8/25/36	Sept. 2036	4,600	(525)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34	Dec. 2034	4,200	(266)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.87% and pay Bank of America upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36

	May 2036	$ 8,500	$ (1,825)
Receive monthly notional amount multiplied by 3% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	2,700	(116)
Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36	Sept. 2036	4,600	(873)
Receive monthly notional amount multiplied by 3.12% and pay Bank of America upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2006-B M9, 7.23% 8/25/36	Sept. 2036	4,600	(872)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	2,700	(125)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon default event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5 Class M9, 7.17% 9/25/36	Oct. 2036	2,700	(299)
TOTAL CREDIT DEFAULT SWAPS		47,700	(6,443)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	$ 58,025	$ (396)
Receive semi-annually a fixed rate equal to 5.15% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Jan. 2012	100,000	718
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Feb. 2012	70,000	863
TOTAL INTEREST RATE SWAPS		228,025	1,185
		$ 275,725	$ (5,258)
Security Type Abbreviation
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $746,621,000 or 2.9% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,660,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ICO North America, Inc. 7.5% 8/15/09	8/12/05	$ 5,390

(n) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $133,807 and $134,810, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$13,130,000 due 3/01/07 at 5.29%
Barclays Capital, Inc.	$ 5,288
Credit Suisse Securities (USA) LLC	7,842
$ 13,130
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 8,248
Fidelity 2-5 Year Duration Securitized Bond Central Fund	5,606
Fidelity Cash Central Fund	14,528
Fidelity Corporate Bond 1-10 Year Central Fund	23,311
Fidelity Mortgage Backed Securities Central Fund	22,996
Fidelity Securities Lending Cash Central Fund	272
Fidelity Ultra-Short Central Fund	2,920
Total	$ 77,881
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 394,978*	$ -	$ 393,813	16.4%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	395,023*	-	396,274	11.9%
Fidelity Corporate Bond 1-10 Year Central Fund	-	1,514,490*	210,366	1,320,611	19.1%
Fidelity Mortgage Backed Securities Central Fund	-	1,831,104*	200,120	1,630,296	21.2%
Fidelity Ultra-Short Central Fund	-	774,987	-	773,986	5.7%
Total	$ -	$ 4,910,582	$ 410,486	$ 4,514,980
* Includes the value of shares received through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	17.2%
AAA,AA,A	6.8%
BBB	4.7%
BB	3.0%
B	4.2%
CCC,CC,C	2.0%
Not Rated	1.0%
Equities	63.7%
Short-Term Investments and Net Other Assets	(2.6)%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2007

Assets
Investment in securities, at value (including securities loaned of $49,752 and repurchase agreements of $13,130) - See accompanying schedule: Unaffiliated issuers (cost $17,122,713)	$ 21,685,788
Fidelity Central Funds (cost $4,645,619)	4,644,312
Total Investments (cost $21,768,332)		$ 26,330,100
Commitment to sell securities on a delayed delivery basis	(128,881)
Receivable for securities sold on a delayed delivery basis	128,964	83
Receivable for investments sold, regular delivery		603,764
Cash		688
Receivable for swap agreements		94
Receivable for fund shares sold		20,498
Dividends receivable		41,812
Interest receivable		70,996
Distributions receivable from Fidelity Central Funds		19,166
Prepaid expenses		97
Other receivables		633
Total assets		27,087,931

Liabilities
Payable for investments purchased Regular delivery	$ 544,217
Delayed delivery	762,808
Payable for fund shares redeemed	28,361
Swap agreements, at value	5,258
Accrued management fee	8,935
Other affiliated payables	4,549
Other payables and accrued expenses	251
Collateral on securities loaned, at value	50,548
Total liabilities		1,404,927

Net Assets		$ 25,683,004
Net Assets consist of:
Paid in capital		$ 20,600,341
Undistributed net investment income		141,652
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		384,423
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,556,588
Net Assets, for 1,278,609 shares outstanding		$ 25,683,004
Net Asset Value, offering price and redemption price per share ($25,683,004 ÷ 1,278,609 shares)		$ 20.09

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2007

Investment Income
Dividends		$ 177,696
Interest		183,348
Income from Fidelity Central Funds		77,881
Total income		438,925

Expenses
Management fee	$ 52,133
Transfer agent fees	22,474
Accounting and security lending fees	1,076
Custodian fees and expenses	287
Independent trustees' compensation	52
Registration fees	116
Audit	141
Legal	214
Miscellaneous	86
Total expenses before reductions	76,579
Expense reductions	(1,095)	75,484
Net investment income (loss)		363,441
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	582,935
Fidelity Central Funds	(1,293)
Foreign currency transactions	(59)
Swap agreements	928
Total net realized gain (loss)		582,511
Change in net unrealized appreciation (depreciation) on: Investment securities
Unaffiliated issuers	1,016,185
Fidelity Central Funds	16,419
Assets and liabilities in foreign currencies	(7)
Swap agreements	(4,764)
Delayed delivery commitments	113
Total change in net unrealized appreciation (depreciation)		1,027,946
Net gain (loss)		1,610,457
Net increase (decrease) in net assets resulting from operations		$ 1,973,898

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2007	One month ended August 31, 2006*	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 363,441	$ 78,312	$ 690,376
Net realized gain (loss)	582,511	157,901	923,009
Change in net unrealized appreciation (depreciation)	1,027,946	187,117	79,474
Net increase (decrease) in net assets resulting from operations	1,973,898	423,330	1,692,859
Distributions to shareholders from net investment income	(390,627)	-	(686,715)
Distributions to shareholders from net realized gain	(1,047,681)	-	(745,673)
Total distributions	(1,438,308)	-	(1,432,388)
Share transactions Proceeds from sales of shares	1,707,921	233,417	2,220,658
Reinvestment of distributions	1,380,800	-	1,373,668
Cost of shares redeemed	(1,896,340)	(259,271)	(4,573,306)
Net increase (decrease) in net assets resulting from share transactions	1,192,381	(25,854)	(978,980)
Total increase (decrease) in net assets	1,727,971	397,476	(718,509)

Net Assets
Beginning of period	23,955,033	23,557,557	24,276,066
End of period (including undistributed net investment income of $141,652, $168,838, and $93,210, respectively)	$ 25,683,004	$ 23,955,033	$ 23,557,557
Other Information Shares
Sold	85,878	11,988	116,779
Issued in reinvestment of distributions	71,231	-	73,023
Redeemed	(95,235)	(13,324)	(240,644)
Net increase (decrease)	61,874	(1,336)	(50,842)
* The fund changed its fiscal year end from July 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28,	Year ended August 31,
	2007	2006 G	2006 J	2005 J	2004 J	2003 J	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 19.69	$ 19.34	$ 19.13	$ 18.44	$ 16.96	$ 15.96	$ 18.69
Income from Investment Operations
Net investment income (loss) D	.29	.06	.55	.47	.45	.48	.53
Net realized and unrealized gain (loss)	1.27	.29	.80	1.39	1.79	.99	(2.35)
Total from investment operations	1.56	.35	1.35	1.86	2.24	1.47	(1.82)
Distributions from net investment income	(.31)	-	(.55)	(.45)	(.46)	(.47)	(.56)
Distributions from net realized gain	(.85)	-	(.59)	(.72)	(.30)	-	(.35)
Total distributions	(1.16)	-	(1.14)	(1.17)	(.76)	(.47)	(.91)
Net asset value, end of period	$ 20.09	$ 19.69	$ 19.34	$ 19.13	$ 18.44	$ 16.96	$ 15.96
Total Return B, C	8.25%	1.81%	7.36%	10.51%	13.43%	9.45%	(10.06)%
Ratios to Average Net Assets E, H
Expenses before reductions	.61% A	.63% A	.62%	.63%	.65%	.66%	.65%
Expenses net of fee waivers, if any	.61% A	.62% A	.62%	.63%	.65%	.66%	.65%
Expenses net of all reductions	.60% A	.62% A	.61%	.62%	.64%	.66%	.64%
Net investment income (loss)	2.88% A	3.97% A	2.90%	2.53%	2.46%	3.03%	3.03%
Supplemental Data
Net assets, end of period (in millions)	$ 25,683	$ 23,955	$ 23,558	$ 24,276	$ 22,054	$ 19,611	$ 18,210
Portfolio turnover rate F	50% A, I	78% A	44%	75%	67%	86%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the one month period ended August 31. The Fund changed its fiscal year end from July 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Portfolio turnover rate excludes securities received or delivered in-kind. J For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for the Fixed-Income Central Funds, at fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of Fidelity Management & Research Company (FMR). The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, swap agreements, foreign currency transactions, market discount, deferred trustees compensation, financing transactions, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,940,285
Unrealized depreciation	(372,329)
Net unrealized appreciation (depreciation)	$ 4,567,956
Cost for federal income tax purposes	$ 21,762,144

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

Semiannual Report

4. Operating Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $4,755,582 and $3,862,878, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8 for the period.

Exchange-In-Kind. During the period, the Fund exchanged securities for shares of four newly created Fidelity Fixed-Income Central Funds, all of which are affiliated investment companies managed by FIMM, an affiliate of FMR. The Fund delivered securities to each Fixed-Income Central Fund in exchange for shares of each respective Fixed-Income Central Fund, as presented in the accompanying table. Each exchange is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Fidelity Fixed-Income Central Fund	Value of Securities Delivered (including accrued interest)	Unrealized Appreciation/ (Depreciation)	Shares of Fixed-Income Central Fund Exchanged
1-3 Year Duration Securitized Bond Central Fund	$ 345,325	$ (1,665)	3,453
2-5 Year Duration Securitized Bond Central Fund	249,732	(525)	2,497
Corporate Bond 1-10 Year Central Fund	1,514,490	982	15,145
Mortgage Backed Securities Central Fund	1,605,849	(16,518)	16,059
Total	$ 3,715,396	$ (17,726)	37,154

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $31 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $272.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $90 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $20 and $616, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were

Semiannual Report

10. Other - continued

employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at February 28, 2007, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 16, 2007

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisers

Fidelity International Investment Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

PUR-USAN-0407
1.789289.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Puritan Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 19, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 19, 2007